Document and Entity Information	12 Months Ended
May 31, 2013
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	May 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	EDU
Entity Registrant Name	New Oriental Education & Technology Group Inc.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	156,695,987

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Current assets
Cash and cash equivalents	$ 417,166	$ 428,261
Restricted cash	1,626	3,591
Term deposits	50,035	50,612
Short term investments	504,952	321,182
Accounts receivable, net of allowance of US$48 and US$182 for 2012 and 2013, respectively	3,530	3,794
Inventory	22,540	20,074
Deferred tax assets	9,025	7,316
Prepaid expenses and other current assets, net	59,586	60,546
Amounts due from related parties, current	2,372
Total current assets	1,070,832	895,376
Property and equipment, net	247,262	204,342
Land use rights, net	4,542	3,476
Amounts due from related parties, non-current	904	1,449
Long term deposit	12,600	12,819
Long term prepaid rent	1,259	2,205
Prepayment of an acquisition		3,279
Deferred tax assets, non-current	3,153	1,238
Intangible assets	862	833
Goodwill	3,760	1,798
Long term investment	8,267	2,002
Total assets	1,353,441	1,128,817
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of US$8,943 and US$8,553 as of May 31, 2012 and 2013, respectively)	8,569	8,943
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of US$88,681 and US$109,707 as of May 31, 2012 and 2013, respectively)	131,499	99,773
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of US$8,979 and US$16,315 as of May 31, 2012 and 2013, respectively)	16,472	10,012
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of US$164 and US$13 as of May 31, 2012 and 2013, respectively)	1,101	164
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of US$266,814 and US$327,443 as of May 31, 2012 and 2013, respectively)	332,194	269,411
Dividend payable (including dividend payable of the consolidated variable interest entity without recourse to the Company of nil and nil as of May 31, 2012 and 2013, respectively)		50,000
Total current liabilities	489,835	438,303
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entity without recourse to the Company of US$112 and US$1,836 as of May 31, 2012 and 2013, respectively)	1,836	112
Acquisition payable (including acquisition payable of the consolidated variable interest entity without recourse to the Company of nil and US$4,518 as of May 31, 2012 and 2013, respectively)	4,518
Total liabilities	496,189	438,415
Commitments and Contingencies (Note 20)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,573	1,555
Treasury stock	(17)
Additional paid-in capital	164,336	161,485
Statutory reserves	107,723	85,253
Retained earnings	500,770	386,971
Accumulated other comprehensive income	82,867	55,138
Total equity	857,252	690,402
Total liabilities and equity	$ 1,353,441	$ 1,128,817

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	May 31, 2013	May 31, 2012
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 182	$ 48
Accounts payable, consolidated variable interest entity without recourse	8,553	8,943
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	109,707	88,681
Income taxes payable, consolidated variable interest entity without recourse	16,315	8,979
Amounts due to related parties, consolidated variable interest entity without recourse	13	164
Deferred revenue, consolidated variable interest entity without recourse	327,443	266,814
Dividend payable, consolidated variable interest entity without recourse	0	0
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	1,836	112
Acquisition payable, consolidated variable interest entity without recourse	$ 4,518
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	156,695,987	158,379,387
Common stock, shares outstanding	156,695,987	158,379,387

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
NET REVENUES
Educational programs and services	$ 857,685	$ 675,189	$ 490,418
Books and others	102,169	78,006	49,433
Total net revenues	959,854	753,195	539,851
Operating costs and expenses
Cost of revenues	(384,177)	(293,063)	(213,779)
Selling and marketing	(142,098)	(113,568)	(81,954)
General and administrative	(311,014)	(226,404)	(148,409)
Loss on disposal of subsidiaries			(1,537)
Total operating costs and expenses	(837,289)	(633,035)	(445,679)
OPERATING INCOME	122,565	120,160	94,172
OTHER INCOME, NET
Interest income	30,121	25,488	13,017
Miscellaneous income, net	772	1,040	1,241
Income before income tax expense and loss from equity method investment	153,458	146,688	108,430
Provision for income taxes:
Current	(18,985)	(14,027)	(9,390)
Deferred	3,630	3,255	1,154
Provision for income taxes	(15,355)	(10,772)	(8,236)
Loss from equity method investment	(1,427)
Income from continuing operations	136,676	135,916	100,194
Gain (Loss) from discontinued operations, net of tax	(407)	(3,228)	1,345
Net income	136,269	132,688	101,539
Add: Net loss attributable to noncontrolling interest			235
Net income attributable to New Oriental Education & Technology Group Inc.	136,269	132,688	101,774
Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc. (Note 18)
- Basic	$ 0.88	$ 0.88	$ 0.65
- Diluted	$ 0.87	$ 0.87	$ 0.64
Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc. (Note 18)
- Basic	$ 0	$ (0.02)	$ 0.01
- Diluted	$ 0	$ (0.02)	$ 0.01
Weighted average shares used in calculating basic net income per share	155,762,959	154,627,784	153,253,065
Weighted average shares used in calculating diluted net income per share	157,823,792	156,872,441	156,071,833
Share-based compensation expense included in:
Share-based compensation expense	27,242	24,125	15,045
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense		216	900
General and administrative expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 27,242	$ 23,909	$ 14,145

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 136,269	$ 132,688	$ 101,539
Other comprehensive income, net of tax Foreign currency translation adjustment	27,729	8,576	23,250
Other comprehensive income	27,729	8,576	23,250
Comprehensive income	163,998	141,264	124,789
Add: Comprehensive loss attributable to noncontrolling interest			235
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$ 163,998	$ 141,264	$ 125,024

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data		Total	Common shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated other comprehensive income [Member]	Statutory reserve [Member]	Retained earnings [Member]	Total New Oriental Education & Technology Group Inc. shareholders equity [Member]	Noncontrolling interest [Member]
Beginning Balance at May. 31, 2010		$ 427,578	$ 1,518	$ 164,975		$ 23,312	$ 13,007	$ 224,755	$ 427,567	$ 11
Beginning Balance, shares at May. 31, 2010			155,379,387
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares			3,000,000
Issuance of ADS shares for the exercises of employee share options		6,587	13	6,574					6,587
The vesting of non-vested equity shares			9	(9)
Share-based compensation expense		15,045		15,045					15,045
Transfer to statutory reserves							3,097	(3,097)
Noncontrolling interest of Mingshitang		224								224
Net income		101,539						101,774	101,774	(235)
Foreign currency translation adjustment		23,250				23,250			23,250
Ending Balance at May. 31, 2011		574,223	1,540	186,585		46,562	16,104	323,432	574,223
Ending Balance, shares at May. 31, 2011			158,379,387
Issuance of ADS shares for the exercises of employee share options		790	2	788					790
The vesting of non-vested equity shares			13	(13)
Share-based compensation expense		24,125		24,125					24,125
Transfer to statutory reserves							69,149	(69,149)
Dividend declared / Profit appropriation	[1]	(50,000)		(50,000)					(50,000)
Net income		132,688						132,688	132,688
Foreign currency translation adjustment		8,576				8,576			8,576
Ending Balance at May. 31, 2012		690,402	1,555	161,485		55,138	85,253	386,971	690,402
Ending Balance, shares at May. 31, 2012		158,379,387	158,379,387
Issuance of ADS shares for the exercises of employee share options		5,733	7	5,726					5,733
The vesting of non-vested equity shares			11	(11)
Share-based compensation expense		27,242		27,242					27,242
Transfer to statutory reserves							22,470	(22,470)
Dividend declared / Profit appropriation	[1]	3,010		3,010					3,010
Share repurchase	[2]	(33,133)		(33,116)	(17)				(33,133)
Share repurchase, shares	[2]		(1,683,400)
Net income		136,269						136,269	136,269
Foreign currency translation adjustment		27,729				27,729			27,729
Ending Balance at May. 31, 2013		$ 857,252	$ 1,573	$ 164,336	$ (17)	$ 82,867	$ 107,723	$ 500,770	$ 857,252
Ending Balance, shares at May. 31, 2013		156,695,987	156,695,987

[1]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012
[2]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.

Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
May 31, 2013
Statement Of Stockholders Equity [Abstract]
Dividend declared / Profit appropriation	$ 3,010 [1]
Cash paid for dividend	46,990
Shares repurchase approved amount	$ 50,000

[1]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Cash flows from operating activities
Net income	$ 136,269	$ 132,688	$ 101,539
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	38,984	26,219	16,407
Amortization of intangible assets	101	52	529
Amortization of land use rights	108	87	83
Loss on disposal of property and equipment	1,362	543	431
Loss (Gain) on deconsolidation/ disposal of subsidiaries		(408)	1,537
Share-based compensation expense	27,242	24,125	15,045
Allowance for doubtful accounts	192	52	55
Write off of the amount due from related parties			406
Loss from equity method investment	1,427
Deferred income taxes	(3,630)	(3,255)	(1,154)
Changes in operating assets and liabilities
Accounts receivables	213	(2,164)	314
Prepaid expenses and other current assets	2,846	(23,672)	(10,012)
Inventory	(1,664)	(1,753)	91
Long term deposit	968	(4,861)	(3,859)
Long term prepaid rent	1,010	633	(816)
Accounts payable	(701)	(740)	(2,068)
Accrued expenses and other current liabilities	22,047	28,395	19,749
Income taxes payable	6,266	2,854	929
Deferred revenue	51,417	71,794	76,627
Amounts due to related parties	912	164	(14)
Amounts due from related parties	(1,741)	(1,449)
Net cash provided by operating activities	283,628	249,304	215,819
Cash flows from investing activities
Restricted cash paid for establishing new schools	(496)	(158)	(2,687)
Release of restricted cash for establishing new schools	2,555
Bank deposits maturing over three months	2,459	104,802	(7,092)
Investments in held-to-maturity investments	(1,795,461)	(656,622)	(139,903)
Settlement of held-to-maturity investments	1,627,467	481,477
Investment in Beijing MaxEn International Education Consulting Co., Ltd (Note 14)	(6,500)
Purchase of property and equipment	(61,468)	(71,690)	(49,138)
Proceeds from disposal of property and equipment	3,455	3,210	1,714
Purchase of intangible assets			(415)
Proceeds received from disposal of Mingshitang (Note 5)	160		150
Proceeds received from disposal of Beijing Tomorrow Oriental Technology Co., Ltd (Note 5)			1,127
Net cash used in investing activities	(237,888)	(143,701)	(198,152)
Cash flows from financing activities
Proceeds from issuance of common share upon exercise of share option	4,652	945	6,432
Cash paid for shares repurchased	(28,511)
Cash paid for dividend	(46,990)
Net cash provided by (used in) financing activities	(70,849)	945	6,432
Effects of exchange rate changes	14,014	4,453	12,057
Net change in cash and cash equivalents	(11,095)	111,001	36,156
Cash and cash equivalents at beginning of year	428,261	317,260	281,104
Cash and cash equivalents at end of year	417,166	428,261	317,260
Supplement disclosure of cash flow information
Income taxes paid	12,525	11,178	7,977
Non-cash investing and financing activities:
Payable for purchase of property and equipment	7,652	7,069	7,475
Payable for shares repurchased	4,622
Payable for acquisition of China Management Software Institute	4,650
Dividend payable		50,000
Payable for acquisition of Newave			4,243
Payable for acquisition of Tongwen			193
Tongwen [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired		(193)	(188)
Newave [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired			(1,720)
Refund of purchase consideration for Newave, net of cash disposed of US$448 (Note 3)		1,752
Dajie.com Ltd [Member]
Cash flows from investing activities
Long term investment		(2,000)
China Management Software Institute [Member]
Cash flows from investing activities
Purchase of China Management Software Institute, net of cash acquired of US$68 (Note 4)	(10,059)	(3,279)
Non-cash investing and financing activities:
Payable for acquisition of China Management Software Institute	132
Alo7 [Member]
Cash flows from investing activities
Long term investment		$ (1,000)

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012 Newave [Member]	May 31, 2011 Newave [Member]	May 31, 2013 China Management Software Institute [Member]	May 31, 2012 China Management Software Institute [Member]
Refund of purchase consideration for Newave, cash disposed	$ 448
Purchase of business, cash acquired		$ 72	$ 68	$ 68

Organization and Principal Activities	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

New Oriental Education & Technology Group Inc. (the “Company”) was established in the British Virgin Islands on August 18, 2004. On January 25, 2006, the Company changed its corporate domicile to the Cayman Islands. The Company, its wholly owned subsidiaries and its variable interest entity, Beijing New Oriental Education & Technology (Group) Co., Ltd. (“New Oriental China”) and its schools and subsidiaries (collectively, the “VIE”), are collectively referred to as the “Group”.

The Group provides educational services in the People’s Republic of China (the “PRC”) primarily under the “New Oriental” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of English and other foreign language training, test preparation courses for admissions and assessment tests in the United States, the PRC and Commonwealth countries, primary and secondary school education, development and distribution of educational content, software and other technology, and online education.

In September 2006, the Company and certain selling shareholders of the Company completed an initial public offering of 34,500,000 American depositary shares (“ADSs”) representing 34,500,000 of the Company’s common shares, on the New York Stock Exchange. In February 2007, the Company and certain selling shareholders of the Company completed an additional public offering of 2,393,596 ADSs representing 2,393,596 common shares. As of May 31, 2013, 156,695,987 ADSs representing 156,695,987 common shares were issued and outstanding. On August 18, 2011, the Company effected a change in the conversion ratio of ADSs to common shares from one ADS representing four common shares to one ADS representing one common share. The effect of such change has been retroactively reflected in consolidated financial statements.

As of May 31, 2013, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Beijing Boost Caring Education & Consulting Company Limited (“Beijing Boost Caring”)	March 25, 2010	PRC	100%	Educational consulting and software development

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Sincerity Technology Company Limited (“Beijing Sincerity “)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten

Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Variable interest entity of the Company:

Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services

Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education

Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education

Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	N/A	Language education

Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education

Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education

Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education

Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education

Shenzhen New Oriental Training School (“Shenzhen School”)	October 15, 2003	PRC	N/A	Language education

Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education

Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education

Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education

Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education

Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education

Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education

Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education

Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education

Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education

Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language education

Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education

Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education

Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education

Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education

Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education

Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education

Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education

Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education

Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Beijing New Oriental North Star Training School	September 26, 2006	PRC	N/A	Language education

Schools and subsidiaries of New Oriental China:

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High Schiool”)	October 27, 2008	PRC	N/A	Primary secondary school education

China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Schools and subsidiaries of New Oriental China:

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products

Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products

Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products

Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products

Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products

Schools and subsidiaries of New Oriental China:

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products

Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products

Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products

Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products

Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products

Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products

Luoyang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 16, 2011	PRC	N/A	Sales of educational materials and products

Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting

Beijing Walkite International Travel Co., Ltd.	May 22, 2012	PRC	N/A	Consulting

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education

Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	N/A	On-line education

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Company’s offshore holding companies are not educational institutions and do not provide educational services outside China. In addition, in the PRC, foreign ownership of high schools for students in grades ten to twelve is restricted and foreign ownership of primary and middle schools for students in grades one to nine is prohibited. Accordingly, the Company’s offshore holding companies are not allowed to directly own and operate schools in China. The Company conducts substantially all of its education business in China through contractual arrangements with its VIE, New Oriental China and its schools and subsidiaries. Since the operations of New Oriental China and the schools are closely interrelated and almost indistinguishable from one another, the risks and rewards associated with their operations are substantially the same. In addition, the Company consolidates New Oriental China, its schools and subsidiaries as disclosed. Therefore, the Company aggregates the disclosures related to New Oriental China and New Oriental China’s schools and subsidiaries as variable interest entities and referred to them as “the VIE” in the Company’s consolidated financial statements. The VIE holds the requisite licenses and permits necessary to conduct the Company’s education business. In addition, the VIE holds leases and other assets necessary to operate the Company’s schools and learning centers, employs teachers and generates substantially all of the Company’s revenues. The Company and its wholly owned subsidiaries in China (the “WFOEs”) have entered into the following contractual arrangements with New Oriental China, New Oriental China’s schools and subsidiaries and New Oriental China’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the exclusive option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which Mr. Michael Minhong Yu(“Mr. Yu”)’s consent is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholder of New Oriental China and thus the power to direct the activities that most significantly impact the schools’ economic performance given that New Oriental China has the power to direct the activities of the schools via its sponsorship interest. In addition, the Company’s rights under the power of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

Service agreements. There are four types of service agreements: (i) trademark license agreements, (ii) new enrollment system development service agreements, (iii) other operating service agreements, and (iv) sale of educational software agreements.

(i) Trademark license agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the Company as the licensor and New Oriental China as the licensee, the Company has licensed the trademarks to New Oriental China for its use in China. The Company has also allowed New Oriental China to enter into sub-license agreements with its schools and subsidiaries pursuant to which each of the schools and subsidiaries may use the trademarks in China by paying license fees. This license is valid from May 14, 2006 to December 31, 2050, subject to the renewal every ten years upon the expiration of the trademark registration. Pursuant to the second trademark license agreement dated December 20, 2010 entered into between Shanghai Smart Words as the licensor and a subsidiary of New Oriental China as the licensee, Shanghai Smart Words has granted a license to a subsidiary of New Oriental China to use certain trademarks for a license fee equal to 5% of the licensee’s monthly revenues. The term of this license is two years and is automatically renewed unless otherwise terminated by Shanghai Smart Words.

(ii) New enrollment system development service agreements. Beijing Decision has entered into new enrollment system service agreements with the schools of New Oriental China, under which Beijing Decision agreed to provide new enrollment system development and regular maintenance services to those schools of New Oriental China for a fee equal to the applicable fee rate multiplied by the number of new student enrollments. These agreements can be renewed by both parties to the agreements.

(iii) Other operating service agreements. Pursuant to operating service agreements between certain WFOEs and the schools or the subsidiaries of New Oriental China, the WFOEs have agreed to provide certain operating services to the schools or the subsidiaries of New Oriental China for fees that are calculated based on a percentage, ranging from 1.0% to 6.0%, of respective revenues of each of the schools and subsidiaries. A majority of these agreements provide unlimited two-year or five-year automatic renewal without consent of the WFOEs. The remaining agreements can be renewed by both parties to the agreements.

(iv) Sale of educational software agreements. Four WFOEs, namely Beijing Hewstone, Beijing Pioneer, Beijing Smart Wood and Shanghai Smart Words, entered into agreements whereby the WFOEs sells various self-developed educational software to the schools or subsidiaries of New Oriental China. Except for four agreements that are silent on renewal, these agreements provide unlimited two-year automatic renewal terms, schools and subsidiaries of New Oriental China cannot terminate the agreements without the consent of the WFOEs in China.

Equity pledge agreement. Pursuant to the equity pledge agreements dated May 25, 2006 among New Oriental China, all of the shareholders of New Oriental China, Beijing Hewstone and Beijing Decision, each shareholder of New Oriental China agreed to pledge his or its equity interest in New Oriental China to Beijing Hewstone and Beijing Decision to secure the performance of the VIE’s obligations under the existing service agreements and any such agreements to be entered into in the future. The shareholders of New Oriental China agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in New Oriental China without the prior written consent of Beijing Decision and Beijing Hewstone.

In January 2012, ten former shareholders of New Oriental China completed the transfer, for no consideration, of all of their equity interests in New Oriental China to Century Friendship, a PRC domestic enterprise controlled by the Company’s founder, chairman and chief executive officer, Mr. Yu. Prior to the transfer, Century Friendship had held 53% of the equity interests in the New Oriental China while the ten former shareholders of New Oriental China held the remaining equity interests. In connection to the transfer, five new equity pledge agreements dated April 23, 2012 were entered into among New Oriental China, Century Friendship and five WFOEs, whereby Century Friendship has agreed to pledge all of its equity interests in New Oriental China to the WFOEs to secure the VIE’s performance of their obligations under the trademark license agreements, new enrollment system development service agreements, other operating service agreements and sale of educational software agreements. Century Friendship has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on its equity interests in New Oriental China without the prior written consents of the WFOEs. The terms of the April 2012 equity pledge agreements are substantially the same as the 2006 agreements.

Exclusive option agreement. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the Company, New Oriental China and its shareholders, the shareholders of New Oriental China are obligated to sell to the Company, and the Company have an exclusive, irrevocable and unconditional right to purchase, or cause the shareholders of New Oriental China to sell to the Company’s designated party, in the Company’s sole discretion, part or all of the shareholders’ equity interests in New Oriental China when and to the extent that applicable PRC law permits the Company to own part or all of such equity interests in New Oriental China. In addition, pursuant to the exclusive option agreements, the Company has an exclusive, irrevocable and unconditional right to request any existing shareholder of New Oriental China to transfer all or part of the equity interest in New Oriental China held by such shareholder to another PRC person or entity designated by the Company at any time in the discretion. The price to be paid by the Company or a PRC person or entity designated by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs. As a result of the ten former shareholders of New Oriental China transferring all of their equity interests in New Oriental China to Century Friendship in January 2012, Century Friendship executed a new option agreement with Shanghai Smart Words and New Oriental China on April 23, 2012. The terms of this new option agreement are substantially the same as the 2006 agreements.

Power of Attorney. On December 3, 2012, Century Friendship, in the capacity of the sole shareholder of New Oriental China, executed a proxy agreement and power of attorney with Beijing Pioneer, which is one of our wholly owned subsidiaries in China, and New Oriental China, whereby Century Friendship irrevocably appoints and constitutes Beijing Pioneer as its attorney-in-fact to exercise on Century Friendship’s behalf any and all rights that Century Friendship has in respect of its equity interests in New Oriental China. This proxy agreement and power of attorney became effective on December 3, 2012 and replaces the powers of attorney executed by Century Friendship on April 23, 2012. The proxy agreement and power of attorney will remain effective as long as New Oriental China exists. Century Friendship does not have the right to terminate the proxy agreement and power of attorney or revoke the appointment of the attorney-in-fact without the prior written consent of Beijing Pioneer.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with New Oriental China and its current shareholder are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate New Oriental China and its schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over New Oriental China and its schools and subsidiaries and its shareholder, and it may lose the ability to receive economic benefits from New Oriental China and its schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the WFOEs or New Oriental China or its schools or subsidiaries.

Mr. Yu is the controlling shareholder of Century Friendship, which owns all of the equity interests in New Oriental China and Mr. Yu is also a beneficial owner of the Company. The interests of Mr. Yu as the beneficial owner of New Oriental China may differ from the interests of the Company as a whole, since Mr. Yu is only one of the beneficial shareholders of the company, holding 16.44% of the total common shares issued and outstanding as of May 31, 2013. The Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as a beneficial owner and director of New Oriental China, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as a beneficial shareholder of New Oriental China should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In addition, the current sole shareholder of the New Oriental China is also a beneficial owner of the Company and therefore has no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the New Oriental China may act contrary to the contractual arrangements, the Company, through Beijing Pioneer, entered into an irrevocable power of attorney with Century Friendship on December 3, 2012, which replaces the powers of attorney executed by Century Friendship on April 23, 2012. Through the power of attorney, Century Friendship entrusted Beijing Pioneer as its proxy to exercise its rights as the shareholder of New Oriental China with respect to an aggregate of 100% of the equity interests in New Oriental China.

 The following financial statement balances and amounts of the VIE, including discontinued operations, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries in the Group:

	As of May 31,
	2012	2013
	US$	US$

Total current assets	466,827	624,725
Total non-current assets	215,306	261,416

Total assets	682,133	886,141

Total current liabilities	373,581	462,031
Total non-current liabilities	112	6,354

Total liabilities	373,693	468,385

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net revenues	542,043	750,384	951,634
Net income	131,249	158,796	206,413
Net cash provided by operating activities	156,088	238,037	299,821
Net cash used in investing activities	(152,840)	(150,401)	(213,403)
Net cash provided by financing activities	—	—	—

The VIE contributed an aggregate of 97.2%, 97.2% and 99.0%of the consolidated net revenues for the years ended May 31,2011, 2012 and 2013, respectively. The Company’s operations not conducted through contractual arrangements with the VIE primarily consist of its kindergarten programs and the leasing of its commercial property. As of the fiscal years ended May 31, 2012 and 2013, the VIE accounted for an aggregate of 60.4% and 65.5%, respectively, of the consolidated total assets, and 85.2% and 94.4%, respectively, of the consolidated total liabilities. The assets were not associated with the VIE primarily consist of cash and cash equivalents and prepaid expenses.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholder of the VIE or entrustment loans to the VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.

Significant Accounting Policies	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its WFOEs and its VIE. The Company and its WFOEs have entered into contractual arrangements with the VIE and its shareholder, which enables the Company to (1) to have power to direct activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include purchase price allocation relating to the business acquired, the valuation allowance for deferred tax assets, allowance for accounts receivable and other current assets, economic lives and impairment of property and equipment, impairment of trademark and goodwill, and share-based compensation. Actual results could differ from those estimates.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Short-term investments

Short term investments consist of held-to-maturity investment with the maturity of less than one year. All of the Group’s held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI below cost is recognized as a loss in the income statement.

Restricted cash

Restricted cash represents Renminbi (“RMB”) deposits in bank accounts as deposits for establishing new schools and subsidiaries.

Allowance for doubtful accounts

Accounts receivable represent amounts due from corporate customers of the Group’s various schools and subsidiaries. The Group provides allowance for doubtful accounts equal to the estimated amounts. The Group’s estimates are based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. Accounts receivable and advances to suppliers are presented net of allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2012	2013
	US$	US$

Beginning balance	60	48
Charge during the year	52	192
Written-off	(64)	(58)

Ending balance	48	182

Inventory

Inventory is stated at the lower of cost or market value.

Land use rights

Land use rights are recorded at cost and amortized on a straight-line basis over the 50 year term of the land certificate.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment losses on long-lived assets during the years ended May 31, 2011, 2012 and 2013.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement since June 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.

The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill for any of the periods presented.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. The Group recognized no impairment loss on indefinite-lived intangible assets for any of the periods presented.

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives consist of trademark, license and course wares, and are carried at cost less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected economic lives of the acquired assets. The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Student base	1.75 year

Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group’s intent and ability to hold such investment. The Group did not record impairment losses on its cost method investments during the years ended May 31, 2011, 2012 and 2013.

Equity Method Investments

Investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Company did not record impairment losses on its equity method investment during the year ended May 31, 2011, 2012 and 2013.

Available-for-sale securities Investments

Investment classified as available-for-sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes, scholarships, and refunds. Business tax amounted to US$18,966, US$26,692 and US$33,859 for the years ended May 31, 2011, 2012 and 2013, respectively. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training service. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of scholarships, business taxes and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in fiscal years 2011, 2012 and 2013. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed price after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by the Group on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its own book stores or websites or through third party distributors. Revenue from sales made through the Group’s book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs

The Group expenses advertising costs as they incurred. Total advertising expenses were US$21,376, US$28,960 and US$29,725 for the years ended May 31, 2011, 2012 and 2013, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$1,028, US$971 and US$1,196 for the years ended May 31, 2011, 2012 and 2013, respectively.

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries, New Oriental China and its schools and subsidiaries located in the PRC are maintained in its local currency, RMB which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities. The functional currency of the Company’s subsidiaries in Hong Kong is the U.S. dollars.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$400,183 and US$415,897 at May 31, 2012 and 2013, respectively.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities including cash equivalents at fair value on a recurring basis as of May 31, 2012 and 2013. Cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Group did not have Level 3 investments as of May 31, 2012 and 2013.

As of May 31, 2013, the available-for-sale securities included in the long-term investment is measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

	May 31, 2013
Description	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investment—available for sale securities Alo7.com Ltd. (Note 14)		1,000		1,000

Total		1,000		1,000

Measured fair value on a nonrecurring basis

Long-term investments other than Alo7.com Ltd., goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured long term investments other than Alo7.com Ltd., goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments, and measured acquired intangible assets using income approach-discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to investments, goodwill and acquired intangible assets for the years ended May 31, 2012 and 2013. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short term investments, accounts receivable, amount due from/to related parties, long term investments and accounts payable. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable, amount due from/to related parties, and accounts payable approximate their fair values due to the short-term maturities of these instruments.

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on June 1, 2012.

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s equity shares to measure the fair value of NES granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise of an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expense recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The estimate of forfeitures is based on historical turnover rate and will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2013, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2011, 2012 and 2013.

Newly adopted accounting pronouncements

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements. The Company has adopted this guidance on June 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on June, 2013 which will not have a significant impact on its financial condition or results of operations.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (‘‘ASU’’) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP.

The new amendments will require an organization to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The pronouncement provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this pronouncement is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this pronouncement also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this ASU should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this pronouncement) and should disclose that fact. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In April 2013, the FASB issued an pronouncement which indicated that an entity is required to use the liquidation basis of accounting to present its financial statements when it determines that liquidation is imminent, unless the liquidation is the same as the plan specified in an entity’s governing documents created at its inception. According to the ASU, liquidation would be considered imminent in either of the following situations:

a.	A plan for liquidation has been approved by the person or persons with the authority to make such a plan effective, and the likelihood is remote that any of the following will occur:

1.	Execution of the plan will be blocked by other parties (for example, those with shareholder rights)

2.	The entity will return from liquidation.

b.	A plan for liquidation is imposed by other forces (for example, involuntary bankruptcy), and the likelihood is remote that the entity will return from liquidation.

When applying the liquidation basis of accounting, an entity would initially measure its assets to reflect the amount it expects to receive in cash or other consideration. Under the liquidation basis of accounting, the entity would be required to recognize and measure previously unrecognized assets that it intends to sell during the liquidation (e.g., trademarks). The entity would present - separately from the measurement of the assets or other items anticipated to be sold in liquidation - the expected aggregate liquidation and disposal costs to be incurred during the liquidation process.

For public entities, the ASU is effective for fiscal years (and interim periods within those fiscal years) beginning on or after December 15, 2013. Early adoption will be permitted. The ASU should be applied prospectively from the beginning of the fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

Business Acquisition and Deconsolidation of Newave	12 Months Ended
May 31, 2013
Business Combinations [Abstract]
Business Acquisition and Deconsolidation of Newave
3.	BUSINESS ACQUISITION AND DECONSOLIDATION OF NEWAVE

On September 1, 2010, the Group acquired a 100% equity interest in Shanghai Huangpu District Newave Education Training Center, a Shanghai based private school that specialized in tutoring English for K-12 students. The acquisition further extended the Group’s market position in Shanghai. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

Of the total consideration of US$6,035, US$4,243 was contingent consideration that was subject to adjustment based on Newave achieving certain performance targets during the period from September 1, 2010 to August 31, 2011. The contingent consideration was recognized as a liability and measured at its fair value at the acquisition date. When settled, the contingent consideration amount can range between nil to US$11,577. There was no change in the fair value of the contingent consideration between the acquisition date and as of May 31, 2011.

For the year ended May 31, 2011, Newave contributed US$4,757 to consolidated net revenues and had a net loss of US$15. The unaudited pro forma information of the acquisition as if the acquisition had occurred on June 1, 2011 and 2010 is not presented because the Group believes it is impracticable to do so.

Due to breach of contract by the seller of Newave, the Group lost its control over Newave and submitted an arbitration petition to the China International Economic and Trade Arbitration Commission (“CTETA”) seeking for full refund of the purchase consideration paid in August 2011. As a result, the Group deconsolidated Newave in August 2011. In December 2011, a conciliatory agreement was reached between the Group and the seller under the mediation of CTETA that the seller shall return to the Group the full investment of US$2,200 which was collected before May 31, 2012. A gain on deconsolidation of Newave of US$408 was recognized as the carrying amount of Newave at the time of deconsolidation was less than the original investment cost.

Business Acquisition of China Management Software Institute	12 Months Ended
May 31, 2013
Business Combinations [Abstract]
Business Acquisition of China Management Software Institute
4.	BUSINESS ACQUISITION OF CHINA MANAGEMENT SOFTWARE INSTITUTE

On September 1, 2012, the Group acquired a 100% equity interest in China Management Software Institute (“CMSI”), which was mainly focused on providing software and computer education training service in China for a total consideration of US$18,000 within three years by installments and a present value of US$17,455. As of May 31, 2013, the Company has paid US$13,406 in total. The discounted unpaid portion of consideration was US$4,650. The Company intended to use its land and building to expand current business of another school. The software and computer education training service of CMSI would be terminated when current students graduated. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	68
Other current assets	14
Buildings	16,095	23.3-45.3 years
Property, plant and equipment	103	1-5 years
Land use right	1,008	38.5 years
Intangible assets
Student base	110	1.75 years
Goodwill	1,829
Other current liabilities	(45)
Deferred tax liabilities	(1,727)

Total	17,455

Disposal of Subsidiaries	12 Months Ended
May 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Disposal of Subsidiaries
5.	DISPOSAL OF SUBSIDIARIES

Disposal of Mingshitang

In April 2011, the Company sold 60% equity interest in Mingshitang to Mr. Ma Yonggang, the noncontrolling shareholder of Mingshitang, for a cash consideration of US$460, resulting in a loss of US$1,177. The loss on disposal was derived as follows:

US$

Cash consideration	460

Less:
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383

Disposal loss	(1,177)

Disposal of Tomorrow Oriental

In May 2011, the Company sold 100% equity interest in Tomorrow Oriental to Mr. Huang Binliang, the general manager of Tomorrow Oriental, for a cash consideration of US$1,127, resulting in a loss of US$360. The loss on disposal was derived as follows:

US$

Cash consideration	1,127

Less:
Assets	1,969
Liabilities	(482)

Disposal loss	(360)

Discontinued Operation of Elite English	12 Months Ended
May 31, 2013
Text Block [Abstract]
Discontinued Operation of Elite English
6.	DISCONTINUED OPERATION OF ELITE ENGLISH

In July 2012, the Company transferred the ownership of the assets and liabilities of Elite English, which operates high-end, personalized, advanced English language training for high-income working professionals and other adults in large developed cities, to Mr. Yunkai Weng, an employee and the head of Elite English, for US$5,500 through three installments during the period from May 2014 to May 2016. The Group did not recognize the receivables and disposal gain since the collectability was not assured as of May 31, 2013. The gain will be recognized upon receipt.

The carrying amounts of the major classes of assets and liabilities disposed as of July 2012 were as follows:

US$

Cash and cash equivalents	4,780
Accounts receivable	2,045
Inventory	314

Total current assets	7,139

Property, plant and equipment	2,488

Total assets	9,627

Deferred revenue	9,007
Accrued expense and other current liabilities	620

Total liabilities	9,627

Summary operating results from disposal of Elite English, which has been segregated from continuing operations in the Group’s consolidated statements of operations for the periods presented were as follows:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net revenue from discontinued operation	18,021	18,523	1,445

Gain (Loss) on discontinued operations, net of tax	1,345	(3,228)	(407)

Short-Term Investments	12 Months Ended
May 31, 2013
Investments Debt And Equity Securities [Abstract]
Short-Term Investments
7.	SHORT-TERM INVESTMENTS

Short-term investments consist of various fixed-income financial products purchased from Chinese banks and trusts and are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from one month to less than one year, with interest rates ranging from 2.3% to 5.4%. They are classified as short-term investments on the consolidated balance sheets as its contractual maturity dates are equal to or less than one year. The repayment of most of the financial products is guaranteed by the Chinese banks from which the fixed income financial products were purchased. Historically, the Company has received the principal and accrued interest in full upon maturity of these investments.

All of the Group’s held-to-maturity investments are stated at amortized costs. While these fixed-income financial products are not publicly traded, the Company estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. The Group reviews its held-to-maturity investments for other-than-temporary impairment based on specific identification. No other-than-temporary impairment was recognized for the years ended May 31, 2012 and 2013.

Short-term investments consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Held-to-maturity investments	321,182	504,952

Inventory	12 Months Ended
May 31, 2013
Inventory Disclosure [Abstract]
Inventory
8.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Course materials in schools	6,620	6,583
Publications in bookstores	13,454	15,957

	20,074	22,540

Inventory was marked down to the lower of cost or market value, in the amount of US$449 and US$213 for the years ended May 31, 2012 and 2013, respectively.

Prepaid Expenses and Other Current Assets	12 Months Ended
May 31, 2013
Text Block [Abstract]
Prepaid Expenses and Other Current Assets
9.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Prepaid rent	23,646	25,021
Advances to suppliers	12,157	9,315
Receivable from the settlement bank for the proceeds of exercise of options	3,852	4,931
Interest receivable	5,321	4,642
Staff advances (a)	3,082	3,799
Rental deposit	1,184	2,068
Prepaid advertising fees	3,318	2,011
Value added taxes recoverable	1,139	911
Prepaid property taxes and other taxes	686	705
Refundable deposit for school construction	179	216
Receivable from disposal of Mingshitang	314	163
Others (b)	5,668	5,804

	60,546	59,586

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.

Intangible Assets	12 Months Ended
May 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
10.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with finite lives:
Trademark	315	327
Courseware	49	49
Student base	—	114
License	415	415

	1,036	1,172

Accumulated amortization:
Trademark	(118)	(155)
Courseware	(49)	(49)
Student base	—	(49)
License	(36)	(57)

	(203)	(310)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with definite lives:
Trademark	197	172
Courseware	—	—
Student base	—	65
License	379	358

	833	862

In connection to the deconsolidation of Newave during the year ended May 31, 2012, an indefinite life trademark, courseware, student base and license intangible assets with net balances of US$1,527, US$2, US$2,630 and US$5, respectively, were deconsolidated.

Amortization expenses for the intangible assets for the years ended May 31, 2011, 2012 and 2013, were US$529, US$52 and US$101, respectively. As of May 31, 2013, the Group expects to record amortization expenses related to intangible assets US$119, US$53, US$53, US$53 and US$21 for the years ended May 31,2014, 2015, 2016, 2017, 2018 respectively and US$296 thereafter.

Goodwill	12 Months Ended
May 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL

	As of May 31,
	2012	2013
	US$	US$

Costs:
Beginning balance	7,588	1,798
Deconsolidation of Newave	(5,820)	—
Acquisition of CMSI	—	1,829
Exchange of difference	30	133

Ending balance	1,798	3,760

Accumulated goodwill impairment loss:
Beginning balance	—	—

Ending balance	—	—

Goodwill, net	1,798	3,760

Goodwill is associated with entities included in the language training and test preparation courses segment.

Property and Equipment	12 Months Ended
May 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment
12.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Buildings	118,830	142,294
Transportation equipment	7,051	7,548
Furniture and education equipment	50,106	63,131
Computer equipment and software	20,525	24,796
Leasehold improvements	90,739	131,987

	287,251	369,756
Less: accumulated depreciation and amortization	(88,255)	(123,690)
Construction in-process	5,346	1,196

	204,342	247,262

Depreciation and amortization expense for the years ended May 31, 2011, 2012 and 2013 was US$16,407, US$26,219 and US$38,984, respectively.

Land Use Rights	12 Months Ended
May 31, 2013
Text Block [Abstract]
Land Use Rights
13.	LAND USE RIGHTS

Land use rights consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Land use rights	3,980	5,023
Less: accumulated amortization	(747)	(855)
Exchange differences	243	374

Land use rights, net	3,476	4,542

Amortization expense for land use rights for the years ended May 31, 2011, 2012 and 2013 was US$83, US$87 and US$108, respectively. The Group expects to recognize US$115 in amortization expense for each of the next five years and US$3,967 thereafter.

Long Term Investment	12 Months Ended
May 31, 2013
Investments Schedule [Abstract]
Long Term Investment
14.	LONG TERM INVESTMENT

Long term investments consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Cost method investments:
Talent Boom Group Ltd (“Talent Boom”) (a)	2	2
Dajie.com Ltd (“Dajie.com”) (b)	2,000	2,000
Equity method investment:
Beijing MaxEn International Education
Consulting Co., Ltd (“MaxEn”) (d)	—	5,265
Available-for-sale securities investment:
Alo7.com Ltd (“Alo7.com”) (c)	—	1,000

	2,002	8,267

(a)	In December 2006, the Group acquired 20% interest in Talent Boom. The Group has no representation on Talent Boom’s board of directors or its management and does not have the ability to exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, the investment in Talent Boom was accounted for as a cost-method investment.

(b)	In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com has been accounted for as a cost-method investment.
(c)	On March 5, 2012, the Group acquired a convertible promissory from Alo7.com for $1,000, which entitled the Group to automatic convert the note into identical equity securities issued at subsequent financing on or before July 1, 2012. If conversion term not triggered, Alo7 would repay the amount on December 31, 2013. On July 1, 2012, the Group converted the $1,000 promissory note into convertible redeemable preferred shares issued by Alo7.com, for 3% equity ownership interest in Alo7.com. This investment is reclassified as available-for-sale securities and measured subsequently at fair value which is considered as Level 2 inputs. The Company measured the fair value of Alo7.com based on the financing activity completed in May 2013 and believed that the fair value as of May 31, 2013 remains almost the same compared with original investment.

(d)	In September 2012, New Oriental China and McGraw-Hill Hong Kong Limited set up a Joint Venture of MaxEn. New Oriental China invested US$6,500 cash and US$2,780 self-developed technologies with the book value of zero for its 65% equity interest. The investment has been accounted for as an equity-method investment since the Group has the ability to exercise significant influence over the operating and financing activities of MaxEn.

US$

Cash consideration for long term investment in MaxEn	6,500
Share of loss recognized during the year	(1,427)
Exchange difference	192

Long term investment in MaxEn as of May 31, 2013	5,265

Accrued Expenses and Other Current Liabilities	12 Months Ended
May 31, 2013
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Accrued payroll	51,537	64,539
Refundable incidental expenses received from students	8,338	9,735
Payable for purchase of property and equipment	7,069	7,652
Business taxes payable	5,639	7,294
Individual taxes withholding	5,060	8,887
Share repurchase payable	—	4,622
Royalty fees payable (c)	1,771	4,419
Amounts reimbursable to employees (a)	3,747	3,476
Rent payable	3,279	3,337
Accrued advertising fees	2,314	2,912
Refundable deposit (b)	2,157	2,868
Welfare payable	1,952	2,221
Accrued professional service fees	1,140	1,968
Other taxes payable	897	1,789
Value added taxes payable	796	978
Acquisition payable for CMSI	—	132
Others (d)	4,077	4,670

Total	99,773	131,499

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs.
(d)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.

Share-Based Compensation	12 Months Ended
May 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
16.	SHARE-BASED COMPENSATION

The following tables summarize information regarding share options and non-vested equity shares (“NES”):

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

NES	Shares granted	Grant-date fair value and intrinsic value
		US$

Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11
July 23, 2012	1,956,935	12.19
May 27, 2013	208,590	20.33

Total	7,208,841

In February 2007, October 2007, October 2008, March 2009 and January 2011, the Company transferred 4,000,000, 2,000,000, 3,000,000, 4,000,000 and 3,000,000 common shares, respectively, to its depositary bank, to be issued to employees and non-employees upon the exercise of their vested share options or upon the vesting of non-vested equity shares (“NES”). As of May 31, 2013, 10,187,143 common shares out of these 16,000,000 common shares had been issued to employees and non-employees upon the exercise of their share options and 4,714,486 NES had been issued to employees upon the vesting of their shares. 1,098,371 common shares remain for future issuance.

2006 Share Incentive Plan

On January 20, 2006, the Company adopted 2006 Share Incentive Plan, under which the Company may grant share options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. The number of common shares available for grant under the 2006 Share Incentive Plan may be increased annually by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the Group’s management. In the event the aggregate number of shares that may be issued in any given year under all share compensation plans has reached the maximum number of shares allowed in that year, the Company may grant additional awards up to 2,000,000 shares, or extra shares. The number of shares granted in excess of the annual maximum in any given year will result in the reduction of the maximum shares available for grant in the next year.

The exercise price of share options is at least 100% of the fair value of the common shares on the date of the grant. The term of a share option is up to ten years from the date of grant. The share options generally vest over three years at six-month vesting increments per year.

The Company recorded share-based compensation of US$15,045 and US$24,125 US$ 27,242 during the years ended May 31, 2011, 2012 and 2013, respectively.

Share options

A summary of share options activity under 2006 Share Incentive Plan as of May 31, 2011 and 2012 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US$	years	US$

Options outstanding at June 1, 2010	3,492,992	5.40	6.22	61,200

Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20	53,046

Granted	3,060,000	12.19
Exercised	(179,195)	4.41
Forfeited	—	—

Options outstanding at May 31, 2012	5,136,297	15.34	7.43	57,371

Granted	—	—
Exercised	(734,048)	7.81
Forfeited	(765,000)	12.91

Options outstanding at May 31, 2013	3,637,249	9.27	6.39	47,503

Options vested and expect to vest at May 31, 2013	3,516,436	9.17	6.31	46,278

Options exercisable at May 31, 2013	2,209,249	7.38	4.95	33,023

The total intrinsic value of share options exercised during the years ended May 31, 2011, 2012 and 2013 were $25,114, $4,121 and $7,486, respectively. The weighted average grant date fair value of share options granted during the year ended May 31, 2011, 2012 and 2013 was nil, 10.33 and nil, respectively. As of May 31, 2013, total unrecognized compensation expense relating to unvested share options of $16,412 is expected to be recognized over a weighted average period of 1.63 years.

The fair value of share options granted on January 17, 2012 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Risk-free interest rate of return	1.83%
Volatility	56%
Dividend yield	0%
Fair value of the underlying ordinary shares	$10.33
Exercise price	$12.19
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	January 17, 2017
Life of option (years)	5
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

(a)	Volatility

The volatility of the underlying ordinary shares during the life of the share options was estimated based on the Company’s historical stock price volatility over a period commensurate to the expected term of the share options.

(b)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of US$ denominated China international government bonds with a maturity period commensurate with the contractual life of the share options.

(c)	Dividend yield

The dividend yield was estimated based on the Company’s expected dividend distributions during a period commensurate with the contractual life of the share options.

(d)	Exercise price

The exercise price of the share options was determined by the Company’s board of directors, which is generally quoted market price of the Company’s ordinary shares on the date of grant.

(e)	Fair value of underlying ordinary shares

The fair value of the ordinary shares underlying the share options is the quoted market price of the Company’s ordinary shares on the date of grant.

(f)	Life of option

The life of the share option is based on the stated contractual life of the share options.

(g)	Number of nodes

This number divides the life to expiration into a number of equal time slots. It determines the number of level in the binomial tree.

(h)	Exercise multiple

A ratio of the stock price to the contractual strike price at which point it is assumed that the share option will be exercised prior to expiration

(i)	Forfeiture rate

The Company’s estimate based on historical employee turnover.

NES

In June 2009, the Company granted 316,200 NES to employees which vested between November 2009 to August 30, 2010.

In May 2010, the Company granted 556,848 NES to employees which will vest between June 2010 to June 2015.

In June 2011, the Company granted 811,020 NES to employees which will vest between November 2011 to May 2014.

In July 2012, the Company granted 1,956,935 NES to employees which will vest between May 2013 to May 2015.

In May 2013, the Company granted 208,590 NES to employees which will vest on 31 May 2014.

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$

NES outstanding at June 1, 2010	2,052,808	15.57
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

NES outstanding at May 31, 2011	1,103,368	17.05
Granted	811,020	25.11
Vested	(1,353,548)	20.35
Forfeited	(39,840)	24.25

NES outstanding at May 31, 2012	521,000	20.47
Granted	2,165,525	12.97
Vested	(1,054,962)	15.84
Forfeited	(120,593)	14.40

NES outstanding at May 31, 2013	1,510,970	13.45

NES vested and expect to vest at May 31, 2013	1,410,270	13.47

The total fair value of shares vested during the year ended May 31, 2013 was US$16,709. The weighted average grant date fair value of NES granted during the year ended May 31, 2011, 2012 and 2013 was nil ,US$25.11 and US$12.97 respectively. As of May 31, 2013, total unrecognized compensation expense for NES of US$17,933 is expected to be recognized over a weighted average period of 1.77 years.

Income Taxes	12 Months Ended
May 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES

Significant components of provision for income taxes for the years ended May 31,2011, 2012 and 2013 were as follows:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Current:
PRC	9,390	14,027	18,985

Deferred:
PRC	(1,154)	(3,255)	(3,630)

Total provision for income taxes	8,236	10,772	15,355

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s subsidiaries Smart Shine, Winner Park and Elite Concept are located in Hong Kong and are subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. These subsidiaries recorded income tax expense of $300, $11 and $10 during the years ended May 31, 2011, 2012 and 2013, respectively.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (the “New EIT Law”), which became effective on January 1, 2008 and replaced the existing separate income tax laws for domestic enterprises and foreign-invested enterprises. Since January 1, 2008, the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries are subject to the 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

Enterprises that qualify as a high and new technology enterprise (“HNTE”) after January 1, 2008 are subject to a tax rate of 15% as long as they continue to qualify as HNTE. Beijing Decision, Beijing Hewstone and Xuncheng enjoyed a “3-year half rate” since January 1, 2008, and qualified as HNTE in Beijing for three years commencing from January 1, 2008. As a result, they were subject to a 7.5% tax rate from January 1, 2008 through December 31, 2010 and 15% thereafter.

Enterprises that qualify as the “newly established software enterprise” (“NESE”) are exempt from EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. Beijing Pioneer, Shanghai Smart Words and Beijing Smart Wood qualified as NESE and were exempt from income taxes from January 2010 through December 31, 2011, from January 2011 through December 31, 2012, and from January 2012 through December 31, 2013, respectively, and a tax rate of 12.5% through December 31, 2014, through December 31, 2015, and through December 31, 2016, respectively. The NESE status for Beijing Right Time and Beijing Joy Tend is subject to the approval by respective tax authorities.

Beijing Haidian School was not required by the governing tax bureau to pay any EIT since its establishment through May 31, 2013. If Beijing Haidian School is required to pay EIT in future, this could have material impact to the consolidated financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2012	2013
	US$	US$

Current deferred tax assets
Allowance doubtful accounts	49	73
Accrued expenses	7,847	9,249

Total current deferred tax assets	7,896	9,322
Less: valuation allowance	(580)	(297)

Current deferred tax assets, net	7,316	9,025

Non-current deferred tax assets
Net operating loss carry-forwards	6,581	7,358
Pre-operating expenses	1	—

Total non-current deferred tax assets	6,582	7,358
Less: valuation allowance	(5,344)	(4,205)

Non-current deferred tax assets, net	1,238	3,153

Non-current deferred tax liabilities
Acquired of non current assets	(112)	(1,836)

Total non-current deferred tax liabilities	(112)	(1,836)

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE may not be used to offset other subsidiaries’ earnings within the Group.

The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized, was US$4,502 as of May 31, 2013, or an decrease of US$1,422 from US$5,924 as of May 31, 2012.

As of the year ended May 31, 2013, the Group had net operating loss carried forward of US$29,978 from New Oriental China and its schools and subsidiaries, which will expire on various dates from May 31, 2014 to May 31, 2018.

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31,2011, 2012 and 2013:

	Years ended May 31,
	2011	2012	2013
	%	%	%

Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	5.99	3.58	8.70
Effect of differential tax rate other than tax holiday	(0.83)	0.11	(1.58)
Effect of tax holiday	(22.63)	(23.99)	(21.18)
Changes in valuation allowance	(0.03)	2.81	(0.93)

Total provision for income taxes	7.50	7.51	10.01

If the tax holidays granted to WFOEs and current tax treatments on certain schools and subsidiaries of New Oriental China were not available, the Group’s income tax expense would have increased by US$24,842, US$34,416 and US$32,489, the basic net income per share attributable to the Company would decrease by US$0.16 , US$0.22 and US$0.21 for the years ended May 31, 2011, 2012 and 2013, respectively, and the diluted net income per share attributable to the Company would decrease by US$0.16, US$0.22 and US$0.21 for the years ended May 31, 2011, 2012 and 2013, respectively.

Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on its worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered PRC residents.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIE that are available for distribution was US$483,100 and US$602,377 as of May 31, 2012 and May 31, 2013, respectively. Upon distribution of such earnings, the Company will be subject to PRC EIT taxes, the amount of which is impractical to estimate. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and VIE does not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2011, 2012 and 2013. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.

Net Income Per Share	12 Months Ended
May 31, 2013
Earnings Per Share [Abstract]
Net Income Per Share
18.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company
Net income on continuing operation	100,429	135,916	136,676
Net income on discontinued operation	1,345	(3,228)	(407)

Net income available for future distribution	101,774	132,688	136,269

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	153,253,065	154,627,784	155,762,959

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,818,768	2,244,657	2,060,833

Weighted average common shares outstanding used in computing diluted net income per share	156,071,833	156,872,441	157,823,792

Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.65	0.88	0.88
- Diluted	0.64	0.87	0.87

Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.01	(0.02)	(0.00)
- Diluted	0.01	(0.02)	(0.00)

As of May 31, 2013, the Company has transferred 16,000,000 common shares to a depository bank reserved for employees and non-employees upon the exercise of their vested share options or upon the vesting of their NES, of which 14,901,629 common shares have been issued and 1,098,371 common shares are reserved for future issuance. During the year ended May 31, 2013, the Company has repurchased 1,683,400 shares from the open market and the shares are reserved for the employees and non-employees to exercise of their vested share options and NES in future. The 1,098,371 common shares and 1,683,400 treasury shares have been excluded in computing basic and diluted net income per share.

Nil, 3,060,000 and 2,169,000 employee stock options have been excluded from the dilutive share calculation for the years ended May 31, 2011, 2012 and 2013, respectively, as their effects were anti-dilutive.

Related Party Transaction	12 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
Related Party Transaction
19.	RELATED PARTY TRANSACTION

The Group had the following balances and transaction with related parties:

			Amounts due from related parties-non current As of May 31,
	Notes	Relationship	2012	2013
			US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	1,449	904

			Amounts due from related parties-current As of May 31,		Amounts due to related parties-current As of May 31,
	Notes	Relationship	2012	2013	2012	2013
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	361	164	13
MaxEn	(2)	Joint Venture	—	2,011	—	1,088

Total			—	2,372	164	1,101

			Rental expense For the year ended May, 31
			2011	2012	2013
			US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	722	4,276

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Michael Minhong Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2013, the non-current and current amounts due from Metropolis Holding China Limited were US$904 and US$361 respectively, which represented prepaid rent and deposit for the building; and amounts due to Metropolis Holding China Limited was US$13 which represented rental payment payable. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors. The amount due to Metropolis Holding China Limited is non-interest bearing and unsecured and has no fixed repayment terms.
(2)	In September, 2012, MaxEn became a joint venture of the Group (Note 14). As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2013, the amount due from MaxEn was US$2,011, which represented MaxEn’s pre-operating expenses prepaid by the Group; the amount due to MaxEn was US$1,088, which represented the tuition fee the Group collected for the joint venture. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.

Commitments and Contingencies	12 Months Ended
May 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2013:

Continuing operations
US$

Years ending May 31:
2014	113,406
2015	107,095
2016	95,447
2017	57,961
2018	39,423
Thereafter	51,735

465,067

Rent expense for the years ended May 31, 2011, 2012 and 2013 related to all cancelable and non-cancelable leases were US$73,509, US$107,384 and US$137,046, respectively.

Capital commitments

As of May 31, 2013, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,027
Capital commitment for leasehold improvements	552

1,579

Contingencies

During July to August 2012, four federal securities class actions have been filed against the Company, its directors and certain of its officers (“defendant”). These class actions seek to recover damages caused by the defendants’ alleged violations of federal securities laws and to pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. One of the four class actions was voluntarily dismissed in October 2012, and the remaining three class actions were consolidated into one complaint with a lead plaintiff. Defendants moved to dismiss the complaint in January 2013 and an amended Class Action Complaint was filed by the plaintiff in June 2013. As of May 31, 2013, the case is currently pending.

Based on information currently available, the Group resists such claims and believes that it does not have sufficient evidence to anticipate the outcome of the lawsuits and also the possible contingency losses. Therefore, no accrual for contingency loss was recognized in the consolidated financial statements as of May 31, 2013.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.

Segment Information	12 Months Ended
May 31, 2013
Segment Reporting [Abstract]
Segment Information
21.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The six operating segments are identified as language training and test preparation, primary and secondary school education, on-line education, content development and distribution, post-secondary education and overseas study consulting services. Language training and test preparation and primary and secondary education have been identified as reportable segments. Online education, content development and distribution, post-secondary education and overseas study consulting services operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	467,542	13,766	58,543	539,851

Operating costs and expenses:
Cost of revenues	(182,528)	(6,398)	(23,952)	(212,878)
Selling and marketing	(61,477)	(637)	(13,469)	(75,583)
General and administrative	(97,389)	(4,145)	(10,672)	(112,206)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(341,394)	(11,180)	(48,093)	(444,142)

Loss on disposal of subsidiaries	—	—	—	(1,537)

Operating income	126,148	2,586	10,450	94,172

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

For the year ended May 31, 2012

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	644,981	17,757	90,457	753,195

Operating costs and expenses:
Cost of revenues	(245,169)	(8,160)	(39,519)	(292,848)
Selling and marketing	(77,064)	(1,335)	(19,481)	(97,880)
General and administrative	(149,316)	(5,532)	(14,967)	(169,815)
Unallocated corporate expenses	—	—	—	(72,492)

Total operating costs and expenses	(471,549)	(15,027)	(73,967)	(633,035)

Operating income	173,432	2,730	16,490	120,160

Segment assets	436,403	52,839	159,321	648,563
Unallocated corporate assets	—	—	—	480,254

Total assets	436,403	52,839	159,321	1,128,817

For the year ended May 31, 2013

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	818,550	20,712	120,592	959,854

Operating costs and expenses:
Cost of revenues	(328,663)	(8,396)	(47,118)	(384,177)
Selling and marketing	(96,064)	(1,712)	(27,670)	(125,446)
General and administrative	(198,718)	(6,648)	(27,438)	(232,804)
Unallocated corporate expenses	—	—	—	(94,862)

Total operating costs and expenses	(623,445)	(16,756)	(102,226)	(837,289)

Operating income	195,105	3,956	18,366	122,565

Segment assets	544,669	59,791	220,441	824,901
Unallocated corporate assets	—	—	—	528,540

Total assets	544,669	59,791	220,441	1,353,441

The Group primarily operates in the PRC. All of the identifiable assets of the Group are located in the PRC.

Mainland China Contribution Plan	12 Months Ended
May 31, 2013
Text Block [Abstract]
Mainland China Contribution Plan
22.	MAINLAND CHINA CONTRIBUTION PLAN

The Group’s full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were US$16,865, US$27,744 and US$42,097 for the years ended May 31, 2011, 2012 and 2013, respectively.

Statutory Reserve	12 Months Ended
May 31, 2013
Text Block [Abstract]
Statutory Reserve
23.	STATUTORY RESERVE

Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and VIEs in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve and (ii) the development fund.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. During the year ended May 31, 2013, $524 was accrued for the general reserve.

PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. During the year ended May 31, 2013, appropriations to the development fund amounted to $21,946.

These reserves are included as statutory reserves in the consolidated statements of changes in equity and comprehensive income. The Group allocated US$3,097, US$69,149 and US$22,470 to statutory reserves during the years ended May 31, 2011, 2012 and 2013, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

The Company did not make appropriations to the development fund reserves for the years ended May 31, 2010, 2011 or any periods prior to that; however, in the year ended May 31, 2012, all of the under-reserved amounts for all prior periods’ development fund, together with the amount that shall have been appropriated for fiscal year 2012, have been appropriated. During the year ended May 31, 2012, appropriations to the development fund amounted to $71,602, for which $57,377 was attributed to periods prior to fiscal year 2012. During the year ended May 31, 2013, $21,946 was accrued for the development funds.

Restricted Net Assets	12 Months Ended
May 31, 2013
Receivables [Abstract]
Restricted Net Assets
24.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs and VIE from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $177,194 and $209,094, of which $135,517 and $162,551 was attributed to the paid in capital and statutory reserves of the VIE and $41,677 and $46,543 was attributed to the paid in capital and statutory reserves of the WFOEs, as of May 31, 2012 and 2013, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIE’s revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

Subsequent Events	12 Months Ended
May 31, 2013
Subsequent Events [Abstract]
Subsequent Events
25.	SUBSEQUENT EVENTS

On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The cash dividend will be paid on October 7, 2013 to shareholders of record at the closure of business on September 6, 2013. The aggregate amount of cash dividends to be paid is approximately US$54 million, which will be funded by surplus cash on the New Oriental’s balance sheet.

Condensed Financial Information of Parent Company	12 Months Ended
May 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2012	2013
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	62,994	28,653
Prepaid expense and other current assets	6,598	5,656
Amounts due from related parties	28,644	24,909

Total current assets	98,236	59,218
Long term investment	2,000	3,000
Investments in subsidiaries and VIE	645,675	841,832

Total assets	745,911	904,050

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	3,447	12,051
Amounts due to related parties	2,062	34,747
Dividend payable	50,000	—

Total current liabilities	55,509	46,798

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,555	1,573
Treasury stock	—	(17)
Additional paid-in capital	161,485	164,336
Retained earnings	472,224	608,493
Accumulated other comprehensive income	55,138	82,867

Total equity	690,402	857,252

Total liabilities and equity	745,911	904,050

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$
Operating costs and expenses:
General and administrative	15,413	24,477	32,208

Total operating costs and expenses	15,413	24,477	32,208

Operating loss	(15,413)	(24,477)	(32,208)
Other income (expenses)	—	147	—
Interest income	241	422	49
Equity in earnings of subsidiaries and VIE	116,946	156,596	168,428

Net income	101,774	132,688	136,269

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net income	$101,774	$132,688	$136,269

Other comprehensive income, net of tax
Foreign currency translation adjustment	23,250	8,576	27,729

Other comprehensive income	23,250	8,576	27,729

Comprehensive income	125,024	141,264	163,998

Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$125,024	$141,264	$163,998

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

	Common shares		Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity
	Unrestricted shares	Amount
		US$	US$	US$	US$	US$	US$

Balance at June 1, 2010	155,379,387	1,518	164,975	—	237,762	23,312	427,567
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—	—
Share based compensation expense	—	—	15,045	—	—	—	15,045
Comprehensive income:
Net income	—	—	—	—	101,774	—	101,774
Foreign currency translation adjustment	—	—	—	—	—	23,250	23,250

Total comprehensive income

Balance at May 31, 2011	158,379,387	1,540	186,585	—	339,536	46,562	574,223

Issuance of ADS shares for the exercises of employee share options	—	2	788	—	—	—	790
Non-vested equity shares vested	—	13	(13)	—	—	—	—
Share based compensation expense	—	—	24,125	—	—	—	24,125
Profit appropriation	—	—	(50,000)	—	—	—	(50,000)
Comprehensive income:
Net income	—	—	—	—	132,688	—	132,688
Foreign currency translation adjustment	—	—	—	—	—	8,576	8,576

Total comprehensive income

Balance at May 31, 2012	158,379,387	1,555	161,485	—	472,224	55,138	690,402

Issuance of ADS shares for the exercises of employee share options	—	7	5,726	—	—	—	5,733
Non-vested equity shares vested	—	11	(11)	—	—	—	—
Share based compensation expense	—	—	27,242	—	—	—	27,242
Dividend declared	—	—	3,010	—	—	—	3,010
Share repurchase	(1,683,400)	—	(33,116)	(17)	—	—	(33,133)
Profit appropriation	—	—	—	—	—	—	—
Comprehensive income:
Net income	—	—	—	—	136,269	—	136,269
Foreign currency translation adjustment	—	—	—	—	—	27,729	27,729

Total comprehensive income

Balance at May 31, 2013	156,695,987	1,573	164,336	(17)	608,493	82,867	857,252

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$
Cash flows from operating activities:
Net income	101,774	132,688	136,269
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(116,946)	(156,596)	(168,428)
Share-based compensation expense	15,045	24,125	27,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(31)	(6,412)	(91)
Accrued expenses and other current liabilities	303	3,117	4,015
Amounts due from/to related parties	(1,418)	(1,760)	(4,950)

Net cash provided by (used in) operating activities	(1,273)	(4,838)	(5,943)

Cash flows from investing activities
Long term investment in Dajie.com	—	(2,000)	—
Long term investment in Alo7.com	—	(1,000)	—
Loan to related parties	(3,000)	—	(1,630)
Repayment from related parties	—	16,000	—

Net cash used in investing activities	(3,000)	13,000	(1,630)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	6,432	945	5,733
Loan from related parties	—	—	43,000
Cash paid for shares repurchase	—	—	(28,511)
Cash paid for dividend	—	—	(46,990)

Net cash used in financing activities	6,432	945	(26,768)

Net decrease in cash and cash equivalents	2,159	9,107	(34,341)
Cash and cash equivalents, beginning of year	51,728	53,887	62,994

Cash and cash equivalents, end of year	53,887	62,994	28,653

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

The Company and its subsidiaries and VIE were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2012 and 2013:

	May 31,
	2012	2013
	US$	US$
Amount due from related parties:
Beijing Judgment	7,328	7,257
Beijing Hewstone	2,807	2,780
Beijing Decision	4,271	4,232
Winner Park	10	11
Smart Shine	8,510	8,511
Elite Concept Holdings Limited	5,718	—
New Oriental China	—	2,118

	28,644	24,909

Amount due to related parties:
Elite Concept Holdings Limited	—	34,747
New Oriental China	2,062	—

	2,062	34,747

All related party balances were non-interest bearing and unsecured.

Significant Accounting Policies (Policies)	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its WFOEs and its VIE. The Company and its WFOEs have entered into contractual arrangements with the VIE and its shareholder, which enables the Company to (1) to have power to direct activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include purchase price allocation relating to the business acquired, the valuation allowance for deferred tax assets, allowance for accounts receivable and other current assets, economic lives and impairment of property and equipment, impairment of trademark and goodwill, and share-based compensation. Actual results could differ from those estimates.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Short-term investments

Short-term investments

Short term investments consist of held-to-maturity investment with the maturity of less than one year. All of the Group’s held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI below cost is recognized as a loss in the income statement.

Restricted cash	Restricted cash Restricted cash represents Renminbi (“RMB”) deposits in bank accounts as deposits for establishing new schools and subsidiaries.
Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable represent amounts due from corporate customers of the Group’s various schools and subsidiaries. The Group provides allowance for doubtful accounts equal to the estimated amounts. The Group’s estimates are based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. Accounts receivable and advances to suppliers are presented net of allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2012	2013
	US$	US$

Beginning balance	60	48
Charge during the year	52	192
Written-off	(64)	(58)

Ending balance	48	182

Inventory	Inventory Inventory is stated at the lower of cost or market value.
Land use rights	Land use rights Land use rights are recorded at cost and amortized on a straight-line basis over the 50 year term of the land certificate.
Property and equipment

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Construction in progress

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment losses on long-lived assets during the years ended May 31, 2011, 2012 and 2013.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement since June 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.

The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill for any of the periods presented.

Impairment of indefinite-lived intangible assets

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. The Group recognized no impairment loss on indefinite-lived intangible assets for any of the periods presented.

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives consist of trademark, license and course wares, and are carried at cost less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected economic lives of the acquired assets. The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Student base	1.75 year

Cost Method Investments

Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group’s intent and ability to hold such investment. The Group did not record impairment losses on its cost method investments during the years ended May 31, 2011, 2012 and 2013.

Available-for-sale securities Investments

Available-for-sale securities Investments

Investment classified as available-for-sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

Equity Method Investments

Equity Method Investments

Investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Company did not record impairment losses on its equity method investment during the year ended May 31, 2011, 2012 and 2013.

Revenue recognition

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes, scholarships, and refunds. Business tax amounted to US$18,966, US$26,692 and US$33,859 for the years ended May 31, 2011, 2012 and 2013, respectively. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training service. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of scholarships, business taxes and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in fiscal years 2011, 2012 and 2013. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed price after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by the Group on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its own book stores or websites or through third party distributors. Revenue from sales made through the Group’s book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs

Advertising costs

The Group expenses advertising costs as they incurred. Total advertising expenses were US$21,376, US$28,960 and US$29,725 for the years ended May 31, 2011, 2012 and 2013, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$1,028, US$971 and US$1,196 for the years ended May 31, 2011, 2012 and 2013, respectively.

Foreign currency translation

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries, New Oriental China and its schools and subsidiaries located in the PRC are maintained in its local currency, RMB which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities. The functional currency of the Company’s subsidiaries in Hong Kong is the U.S. dollars.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$400,183 and US$415,897 at May 31, 2012 and 2013, respectively.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities including cash equivalents at fair value on a recurring basis as of May 31, 2012 and 2013. Cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Group did not have Level 3 investments as of May 31, 2012 and 2013.

As of May 31, 2013, the available-for-sale securities included in the long-term investment is measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

	May 31, 2013
Description	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investment—available for sale securities Alo7.com Ltd. (Note 14)		1,000		1,000

Total		1,000		1,000

Measured fair value on a nonrecurring basis

Long-term investments other than Alo7.com Ltd., goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured long term investments other than Alo7.com Ltd., goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments, and measured acquired intangible assets using income approach-discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to investments, goodwill and acquired intangible assets for the years ended May 31, 2012 and 2013. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

Fair value of financial instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short term investments, accounts receivable, amount due from/to related parties, long term investments and accounts payable. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable, amount due from/to related parties, and accounts payable approximate their fair values due to the short-term maturities of these instruments.

Net income per share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on June 1, 2012.

Share-based compensation

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s equity shares to measure the fair value of NES granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise of an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expense recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The estimate of forfeitures is based on historical turnover rate and will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2013, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2011, 2012 and 2013.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements. The Company has adopted this guidance on June 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on June, 2013 which will not have a significant impact on its financial condition or results of operations.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (‘‘ASU’’) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP.

The new amendments will require an organization to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The pronouncement provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this pronouncement is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this pronouncement also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this ASU should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this pronouncement) and should disclose that fact. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In April 2013, the FASB issued an pronouncement which indicated that an entity is required to use the liquidation basis of accounting to present its financial statements when it determines that liquidation is imminent, unless the liquidation is the same as the plan specified in an entity’s governing documents created at its inception. According to the ASU, liquidation would be considered imminent in either of the following situations:

a.	A plan for liquidation has been approved by the person or persons with the authority to make such a plan effective, and the likelihood is remote that any of the following will occur:

1.	Execution of the plan will be blocked by other parties (for example, those with shareholder rights)

2.	The entity will return from liquidation.

b.	A plan for liquidation is imposed by other forces (for example, involuntary bankruptcy), and the likelihood is remote that the entity will return from liquidation.

When applying the liquidation basis of accounting, an entity would initially measure its assets to reflect the amount it expects to receive in cash or other consideration. Under the liquidation basis of accounting, the entity would be required to recognize and measure previously unrecognized assets that it intends to sell during the liquidation (e.g., trademarks). The entity would present - separately from the measurement of the assets or other items anticipated to be sold in liquidation - the expected aggregate liquidation and disposal costs to be incurred during the liquidation process.

For public entities, the ASU is effective for fiscal years (and interim periods within those fiscal years) beginning on or after December 15, 2013. Early adoption will be permitted. The ASU should be applied prospectively from the beginning of the fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Details of Company's Subsidiaries and VIE and Its Subsidiaries

As of May 31, 2013, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Beijing Boost Caring Education & Consulting Company Limited (“Beijing Boost Caring”)	March 25, 2010	PRC	100%	Educational consulting and software development

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Sincerity Technology Company Limited (“Beijing Sincerity “)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten

Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Variable interest entity of the Company:

Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services

Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education

Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education

Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	N/A	Language education

Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education

Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education

Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education

Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education

Shenzhen New Oriental Training School (“Shenzhen School”)	October 15, 2003	PRC	N/A	Language education

Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education

Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education

Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education

Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education

Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education

Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education

Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education

Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education

Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education

Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language education

Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education

Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education

Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education

Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education

Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education

Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education

Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education

Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education

Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Beijing New Oriental North Star Training School	September 26, 2006	PRC	N/A	Language education

Schools and subsidiaries of New Oriental China:

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High Schiool”)	October 27, 2008	PRC	N/A	Primary secondary school education

China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Schools and subsidiaries of New Oriental China:

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products

Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products

Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products

Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products

Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products

Schools and subsidiaries of New Oriental China:

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products

Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products

Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products

Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products

Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products

Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products

Luoyang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 16, 2011	PRC	N/A	Sales of educational materials and products

Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting

Beijing Walkite International Travel Co., Ltd.	May 22, 2012	PRC	N/A	Consulting

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education

Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	N/A	On-line education

Balances and Amounts of Company's WFOEs, VIEs and VIEs' subsidiaries

The following financial statement balances and amounts of the VIE, including discontinued operations, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries in the Group:

	As of May 31,
	2012	2013
	US$	US$

Total current assets	466,827	624,725
Total non-current assets	215,306	261,416

Total assets	682,133	886,141

Total current liabilities	373,581	462,031
Total non-current liabilities	112	6,354

Total liabilities	373,693	468,385

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net revenues	542,043	750,384	951,634
Net income	131,249	158,796	206,413
Net cash provided by operating activities	156,088	238,037	299,821
Net cash used in investing activities	(152,840)	(150,401)	(213,403)
Net cash provided by financing activities	—	—	—

Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts	Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2012	2013
	US$	US$

Beginning balance	60	48
Charge during the year	52	192
Written-off	(64)	(58)

Ending balance	48	182

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Estimated Economic Lives of Intangible Assets	The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Student base	1.75 year

Schedule of Available-for-Sale Securities Included in Long Term Investment Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2013, the available-for-sale securities included in the long-term investment is measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

	May 31, 2013
Description	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investment—available for sale securities Alo7.com Ltd. (Note 14)		1,000		1,000

Total		1,000		1,000

Business Acquisition and Deconsolidation of Newave (Tables)	12 Months Ended
May 31, 2013
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

China Management Software Institute [Member]
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	68
Other current assets	14
Buildings	16,095	23.3-45.3 years
Property, plant and equipment	103	1-5 years
Land use right	1,008	38.5 years
Intangible assets
Student base	110	1.75 years
Goodwill	1,829
Other current liabilities	(45)
Deferred tax liabilities	(1,727)

Total	17,455

Disposal of Subsidiaries (Tables)	12 Months Ended
May 31, 2013
Mingshitang [Member]
Schedule of Loss on Disposal of Subsidiaries	The loss on disposal was derived as follows:

US$

Cash consideration	460

Less:
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383

Disposal loss	(1,177)

Tomorrow Oriental [Member]
Schedule of Loss on Disposal of Subsidiaries	The loss on disposal was derived as follows:

US$

Cash consideration	1,127

Less:
Assets	1,969
Liabilities	(482)

Disposal loss	(360)

Discontinued Operation of Elite English (Tables)	12 Months Ended
May 31, 2013
Text Block [Abstract]
Carrying Amounts of Major Classes of Assets and Liabilities Disposed

The carrying amounts of the major classes of assets and liabilities disposed as of July 2012 were as follows:

US$

Cash and cash equivalents	4,780
Accounts receivable	2,045
Inventory	314

Total current assets	7,139

Property, plant and equipment	2,488

Total assets	9,627

Deferred revenue	9,007
Accrued expense and other current liabilities	620

Total liabilities	9,627

Summary of Operating Results from Disposal of Elite English

Summary operating results from disposal of Elite English, which has been segregated from continuing operations in the Group’s consolidated statements of operations for the periods presented were as follows:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net revenue from discontinued operation	18,021	18,523	1,445

Gain (Loss) on discontinued operations, net of tax	1,345	(3,228)	(407)

Short-Term Investments (Tables)	12 Months Ended
May 31, 2013
Investments Debt And Equity Securities [Abstract]
Summary of Short-Term Investments	Short-term investments consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Held-to-maturity investments	321,182	504,952

Inventory (Tables)	12 Months Ended
May 31, 2013
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Course materials in schools	6,620	6,583
Publications in bookstores	13,454	15,957

	20,074	22,540

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
May 31, 2013
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Prepaid rent	23,646	25,021
Advances to suppliers	12,157	9,315
Receivable from the settlement bank for the proceeds of exercise of options	3,852	4,931
Interest receivable	5,321	4,642
Staff advances (a)	3,082	3,799
Rental deposit	1,184	2,068
Prepaid advertising fees	3,318	2,011
Value added taxes recoverable	1,139	911
Prepaid property taxes and other taxes	686	705
Refundable deposit for school construction	179	216
Receivable from disposal of Mingshitang	314	163
Others (b)	5,668	5,804

	60,546	59,586

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.

Intangible Assets (Tables)	12 Months Ended
May 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
10.	INTANGIBLE ASSETS

	As of May 31,
	2012	2013
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with finite lives:
Trademark	315	327
Courseware	49	49
Student base	—	114
License	415	415

	1,036	1,172

Accumulated amortization:
Trademark	(118)	(155)
Courseware	(49)	(49)
Student base	—	(49)
License	(36)	(57)

	(203)	(310)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	257	267
Intangible assets with definite lives:
Trademark	197	172
Courseware	—	—
Student base	—	65
License	379	358

	833	862

Goodwill (Tables)	12 Months Ended
May 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Components of Goodwill

	As of May 31,
	2012	2013
	US$	US$

Costs:
Beginning balance	7,588	1,798
Deconsolidation of Newave	(5,820)	—
Acquisition of CMSI	—	1,829
Exchange of difference	30	133

Ending balance	1,798	3,760

Accumulated goodwill impairment loss:
Beginning balance	—	—

Ending balance	—	—

Goodwill, net	1,798	3,760

Property and Equipment (Tables)	12 Months Ended
May 31, 2013
Property Plant And Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Buildings	118,830	142,294
Transportation equipment	7,051	7,548
Furniture and education equipment	50,106	63,131
Computer equipment and software	20,525	24,796
Leasehold improvements	90,739	131,987

	287,251	369,756
Less: accumulated depreciation and amortization	(88,255)	(123,690)
Construction in-process	5,346	1,196

	204,342	247,262

Land Use Rights (Tables)	12 Months Ended
May 31, 2013
Text Block [Abstract]
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Land use rights	3,980	5,023
Less: accumulated amortization	(747)	(855)
Exchange differences	243	374

Land use rights, net	3,476	4,542

Long Term Investment (Tables)	12 Months Ended
May 31, 2013
Schedule of Long Term Investments

Long term investments consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Cost method investments:
Talent Boom Group Ltd (“Talent Boom”) (a)	2	2
Dajie.com Ltd (“Dajie.com”) (b)	2,000	2,000
Equity method investment:
Beijing MaxEn International Education
Consulting Co., Ltd (“MaxEn”) (d)	—	5,265
Available-for-sale securities investment:
Alo7.com Ltd (“Alo7.com”) (c)	—	1,000

	2,002	8,267

(a)	In December 2006, the Group acquired 20% interest in Talent Boom. The Group has no representation on Talent Boom’s board of directors or its management and does not have the ability to exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, the investment in Talent Boom was accounted for as a cost-method investment.

(b)	In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com has been accounted for as a cost-method investment.
(c)	On March 5, 2012, the Group acquired a convertible promissory from Alo7.com for $1,000, which entitled the Group to automatic convert the note into identical equity securities issued at subsequent financing on or before July 1, 2012. If conversion term not triggered, Alo7 would repay the amount on December 31, 2013. On July 1, 2012, the Group converted the $1,000 promissory note into convertible redeemable preferred shares issued by Alo7.com, for 3% equity ownership interest in Alo7.com. This investment is reclassified as available-for-sale securities and measured subsequently at fair value which is considered as Level 2 inputs. The Company measured the fair value of Alo7.com based on the financing activity completed in May 2013 and believed that the fair value as of May 31, 2013 remains almost the same compared with original investment.

(d)	In September 2012, New Oriental China and McGraw-Hill Hong Kong Limited set up a Joint Venture of MaxEn. New Oriental China invested US$6,500 cash and US$2,780 self-developed technologies with the book value of zero for its 65% equity interest. The investment has been accounted for as an equity-method investment since the Group has the ability to exercise significant influence over the operating and financing activities of MaxEn.

MaxEn [Member]
Schedule of Long Term Investments

US$

Cash consideration for long term investment in MaxEn	6,500
Share of loss recognized during the year	(1,427)
Exchange difference	192

Long term investment in MaxEn as of May 31, 2013	5,265

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2013
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Accrued payroll	51,537	64,539
Refundable incidental expenses received from students	8,338	9,735
Payable for purchase of property and equipment	7,069	7,652
Business taxes payable	5,639	7,294
Individual taxes withholding	5,060	8,887
Share repurchase payable	—	4,622
Royalty fees payable (c)	1,771	4,419
Amounts reimbursable to employees (a)	3,747	3,476
Rent payable	3,279	3,337
Accrued advertising fees	2,314	2,912
Refundable deposit (b)	2,157	2,868
Welfare payable	1,952	2,221
Accrued professional service fees	1,140	1,968
Other taxes payable	897	1,789
Value added taxes payable	796	978
Acquisition payable for CMSI	—	132
Others (d)	4,077	4,670

Total	99,773	131,499

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs.
(d)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.

Share-Based Compensation (Tables)	12 Months Ended
May 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Options and Non-Vested Equity Shares ("NES")

The following tables summarize information regarding share options and non-vested equity shares (“NES”):

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

NES	Shares granted	Grant-date fair value and intrinsic value
		US$

Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11
July 23, 2012	1,956,935	12.19
May 27, 2013	208,590	20.33

Total	7,208,841

Summary of Share Options Activity under 2006 Share Incentive Plan

A summary of share options activity under 2006 Share Incentive Plan as of May 31, 2011 and 2012 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US$	years	US$

Options outstanding at June 1, 2010	3,492,992	5.40	6.22	61,200

Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20	53,046

Granted	3,060,000	12.19
Exercised	(179,195)	4.41
Forfeited	—	—

Options outstanding at May 31, 2012	5,136,297	15.34	7.43	57,371

Granted	—	—
Exercised	(734,048)	7.81
Forfeited	(765,000)	12.91

Options outstanding at May 31, 2013	3,637,249	9.27	6.39	47,503

Options vested and expect to vest at May 31, 2013	3,516,436	9.17	6.31	46,278

Options exercisable at May 31, 2013	2,209,249	7.38	4.95	33,023

Assumptions Used to Estimate Fair Value of Share Options Granted

The fair value of share options granted on January 17, 2012 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Risk-free interest rate of return	1.83%
Volatility	56%
Dividend yield	0%
Fair value of the underlying ordinary shares	$10.33
Exercise price	$12.19
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	January 17, 2017
Life of option (years)	5
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

Summary of Status of NES and its Changes

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$

NES outstanding at June 1, 2010	2,052,808	15.57
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

NES outstanding at May 31, 2011	1,103,368	17.05
Granted	811,020	25.11
Vested	(1,353,548)	20.35
Forfeited	(39,840)	24.25

NES outstanding at May 31, 2012	521,000	20.47
Granted	2,165,525	12.97
Vested	(1,054,962)	15.84
Forfeited	(120,593)	14.40

NES outstanding at May 31, 2013	1,510,970	13.45

NES vested and expect to vest at May 31, 2013	1,410,270	13.47

Income Taxes (Tables)	12 Months Ended
May 31, 2013
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31,2011, 2012 and 2013 were as follows:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Current:
PRC	9,390	14,027	18,985

Deferred:
PRC	(1,154)	(3,255)	(3,630)

Total provision for income taxes	8,236	10,772	15,355

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2012	2013
	US$	US$

Current deferred tax assets
Allowance doubtful accounts	49	73
Accrued expenses	7,847	9,249

Total current deferred tax assets	7,896	9,322
Less: valuation allowance	(580)	(297)

Current deferred tax assets, net	7,316	9,025

Non-current deferred tax assets
Net operating loss carry-forwards	6,581	7,358
Pre-operating expenses	1	—

Total non-current deferred tax assets	6,582	7,358
Less: valuation allowance	(5,344)	(4,205)

Non-current deferred tax assets, net	1,238	3,153

Non-current deferred tax liabilities
Acquired of non current assets	(112)	(1,836)

Total non-current deferred tax liabilities	(112)	(1,836)

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31,2011, 2012 and 2013:

	Years ended May 31,
	2011	2012	2013
	%	%	%

Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	5.99	3.58	8.70
Effect of differential tax rate other than tax holiday	(0.83)	0.11	(1.58)
Effect of tax holiday	(22.63)	(23.99)	(21.18)
Changes in valuation allowance	(0.03)	2.81	(0.93)

Total provision for income taxes	7.50	7.51	10.01

Net Income Per Share (Tables)	12 Months Ended
May 31, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company
Net income on continuing operation	100,429	135,916	136,676
Net income on discontinued operation	1,345	(3,228)	(407)

Net income available for future distribution	101,774	132,688	136,269

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	153,253,065	154,627,784	155,762,959

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,818,768	2,244,657	2,060,833

Weighted average common shares outstanding used in computing diluted net income per share	156,071,833	156,872,441	157,823,792

Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.65	0.88	0.88
- Diluted	0.64	0.87	0.87

Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.01	(0.02)	(0.00)
- Diluted	0.01	(0.02)	(0.00)

Related Party Transaction (Tables)	12 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
Balances and Transaction with Related Parties

The Group had the following balances and transaction with related parties:

			Amounts due from related parties-non current As of May 31,
	Notes	Relationship	2012	2013
			US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	1,449	904

			Amounts due from related parties-current As of May 31,		Amounts due to related parties-current As of May 31,
	Notes	Relationship	2012	2013	2012	2013
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	361	164	13
MaxEn	(2)	Joint Venture	—	2,011	—	1,088

Total			—	2,372	164	1,101

			Rental expense For the year ended May, 31
			2011	2012	2013
			US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	722	4,276

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Michael Minhong Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2013, the non-current and current amounts due from Metropolis Holding China Limited were US$904 and US$361 respectively, which represented prepaid rent and deposit for the building; and amounts due to Metropolis Holding China Limited was US$13 which represented rental payment payable. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors. The amount due to Metropolis Holding China Limited is non-interest bearing and unsecured and has no fixed repayment terms.
(2)	In September, 2012, MaxEn became a joint venture of the Group (Note 14). As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2013, the amount due from MaxEn was US$2,011, which represented MaxEn’s pre-operating expenses prepaid by the Group; the amount due to MaxEn was US$1,088, which represented the tuition fee the Group collected for the joint venture. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.

Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2013:

Continuing operations
US$

Years ending May 31:
2014	113,406
2015	107,095
2016	95,447
2017	57,961
2018	39,423
Thereafter	51,735

465,067

Future Minimum Capital Commitments under Non-Cancelable Construction Contracts

As of May 31, 2013, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,027
Capital commitment for leasehold improvements	552

1,579

Segment Information (Tables)	12 Months Ended
May 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	467,542	13,766	58,543	539,851

Operating costs and expenses:
Cost of revenues	(182,528)	(6,398)	(23,952)	(212,878)
Selling and marketing	(61,477)	(637)	(13,469)	(75,583)
General and administrative	(97,389)	(4,145)	(10,672)	(112,206)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(341,394)	(11,180)	(48,093)	(444,142)

Loss on disposal of subsidiaries	—	—	—	(1,537)

Operating income	126,148	2,586	10,450	94,172

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

For the year ended May 31, 2012

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	644,981	17,757	90,457	753,195

Operating costs and expenses:
Cost of revenues	(245,169)	(8,160)	(39,519)	(292,848)
Selling and marketing	(77,064)	(1,335)	(19,481)	(97,880)
General and administrative	(149,316)	(5,532)	(14,967)	(169,815)
Unallocated corporate expenses	—	—	—	(72,492)

Total operating costs and expenses	(471,549)	(15,027)	(73,967)	(633,035)

Operating income	173,432	2,730	16,490	120,160

Segment assets	436,403	52,839	159,321	648,563
Unallocated corporate assets	—	—	—	480,254

Total assets	436,403	52,839	159,321	1,128,817

For the year ended May 31, 2013

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	818,550	20,712	120,592	959,854

Operating costs and expenses:
Cost of revenues	(328,663)	(8,396)	(47,118)	(384,177)
Selling and marketing	(96,064)	(1,712)	(27,670)	(125,446)
General and administrative	(198,718)	(6,648)	(27,438)	(232,804)
Unallocated corporate expenses	—	—	—	(94,862)

Total operating costs and expenses	(623,445)	(16,756)	(102,226)	(837,289)

Operating income	195,105	3,956	18,366	122,565

Segment assets	544,669	59,791	220,441	824,901
Unallocated corporate assets	—	—	—	528,540

Total assets	544,669	59,791	220,441	1,353,441

Condensed Financial Information of Parent Company (Tables) (Parent Company [Member])	12 Months Ended
May 31, 2013
Parent Company [Member]
Condensed Financial Information of Parent Company - Balance Sheets

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2012	2013
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	62,994	28,653
Prepaid expense and other current assets	6,598	5,656
Amounts due from related parties	28,644	24,909

Total current assets	98,236	59,218
Long term investment	2,000	3,000
Investments in subsidiaries and VIE	645,675	841,832

Total assets	745,911	904,050

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	3,447	12,051
Amounts due to related parties	2,062	34,747
Dividend payable	50,000	—

Total current liabilities	55,509	46,798

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,555	1,573
Treasury stock	—	(17)
Additional paid-in capital	161,485	164,336
Retained earnings	472,224	608,493
Accumulated other comprehensive income	55,138	82,867

Total equity	690,402	857,252

Total liabilities and equity	745,911	904,050

Condensed Financial Information of Parent Company - Statements of Operations

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$
Operating costs and expenses:
General and administrative	15,413	24,477	32,208

Total operating costs and expenses	15,413	24,477	32,208

Operating loss	(15,413)	(24,477)	(32,208)
Other income (expenses)	—	147	—
Interest income	241	422	49
Equity in earnings of subsidiaries and VIE	116,946	156,596	168,428

Net income	101,774	132,688	136,269

Condensed Financial Information of Parent Company - Statements of Comprehensive Income

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net income	$101,774	$132,688	$136,269

Other comprehensive income, net of tax
Foreign currency translation adjustment	23,250	8,576	27,729

Other comprehensive income	23,250	8,576	27,729

Comprehensive income	125,024	141,264	163,998

Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$125,024	$141,264	$163,998

Condensed Financial Information of Parent Company - Statements of Changes in Equity

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

	Common shares		Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity
	Unrestricted shares	Amount
		US$	US$	US$	US$	US$	US$

Balance at June 1, 2010	155,379,387	1,518	164,975	—	237,762	23,312	427,567
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—	—
Share based compensation expense	—	—	15,045	—	—	—	15,045
Comprehensive income:
Net income	—	—	—	—	101,774	—	101,774
Foreign currency translation adjustment	—	—	—	—	—	23,250	23,250

Total comprehensive income

Balance at May 31, 2011	158,379,387	1,540	186,585	—	339,536	46,562	574,223

Issuance of ADS shares for the exercises of employee share options	—	2	788	—	—	—	790
Non-vested equity shares vested	—	13	(13)	—	—	—	—
Share based compensation expense	—	—	24,125	—	—	—	24,125
Profit appropriation	—	—	(50,000)	—	—	—	(50,000)
Comprehensive income:
Net income	—	—	—	—	132,688	—	132,688
Foreign currency translation adjustment	—	—	—	—	—	8,576	8,576

Total comprehensive income

Balance at May 31, 2012	158,379,387	1,555	161,485	—	472,224	55,138	690,402

Issuance of ADS shares for the exercises of employee share options	—	7	5,726	—	—	—	5,733
Non-vested equity shares vested	—	11	(11)	—	—	—	—
Share based compensation expense	—	—	27,242	—	—	—	27,242
Dividend declared	—	—	3,010	—	—	—	3,010
Share repurchase	(1,683,400)	—	(33,116)	(17)	—	—	(33,133)
Profit appropriation	—	—	—	—	—	—	—
Comprehensive income:
Net income	—	—	—	—	136,269	—	136,269
Foreign currency translation adjustment	—	—	—	—	—	27,729	27,729

Total comprehensive income

Balance at May 31, 2013	156,695,987	1,573	164,336	(17)	608,493	82,867	857,252

Condensed Financial Information of Parent Company - Statements of Cash Flows

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$
Cash flows from operating activities:
Net income	101,774	132,688	136,269
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(116,946)	(156,596)	(168,428)
Share-based compensation expense	15,045	24,125	27,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(31)	(6,412)	(91)
Accrued expenses and other current liabilities	303	3,117	4,015
Amounts due from/to related parties	(1,418)	(1,760)	(4,950)

Net cash provided by (used in) operating activities	(1,273)	(4,838)	(5,943)

Cash flows from investing activities
Long term investment in Dajie.com	—	(2,000)	—
Long term investment in Alo7.com	—	(1,000)	—
Loan to related parties	(3,000)	—	(1,630)
Repayment from related parties	—	16,000	—

Net cash used in investing activities	(3,000)	13,000	(1,630)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	6,432	945	5,733
Loan from related parties	—	—	43,000
Cash paid for shares repurchase	—	—	(28,511)
Cash paid for dividend	—	—	(46,990)

Net cash used in financing activities	6,432	945	(26,768)

Net decrease in cash and cash equivalents	2,159	9,107	(34,341)
Cash and cash equivalents, beginning of year	51,728	53,887	62,994

Cash and cash equivalents, end of year	53,887	62,994	28,653

Related Party Balances

The following represented related party balances as of May 31, 2012 and 2013:

	May 31,
	2012	2013
	US$	US$
Amount due from related parties:
Beijing Judgment	7,328	7,257
Beijing Hewstone	2,807	2,780
Beijing Decision	4,271	4,232
Winner Park	10	11
Smart Shine	8,510	8,511
Elite Concept Holdings Limited	5,718	—
New Oriental China	—	2,118

	28,644	24,909

Amount due to related parties:
Elite Concept Holdings Limited	—	34,747
New Oriental China	2,062	—

	2,062	34,747

Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	May 31, 2013 Agreement	May 31, 2012	May 31, 2011
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued	156,695,987	158,379,387
Common stock shares outstanding	156,695,987	158,379,387
Renewal of trade mark registration	10 years
Trademarks for a license fee	License fee equal to 5% of the licensee's monthly revenues
Term of license	2 years
Number of new equity pledged agreements	5
Percentage of revenue from VIE as percentage of consolidated revenues	99.00%	97.20%	97.20%
Percentage of assets from VIE as percentage of consolidated assets	65.50%	60.40%
Percentage of liabilities from VIE as percentage of consolidated liabilities	94.40%	85.20%
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Beneficial Shareholders [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	16.44%
American Depositary Shares [Member]
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued	156,695,987
Common stock shares outstanding	156,695,987
Previous conversion ratio	0.25
Current conversion ratio	1
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	1.00%
Equity interest of Century Friendship prior to the transfer	20.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Equity interest of Century Friendship prior to the transfer	50.00%

Organization and Principal Activities- Details of Company's Subsidiaries and VIE and Its Subsidiaries (Detail)	12 Months Ended
May 31, 2013
Beneficial Shareholders [Member] | Beijing New Oriental Education & Technology (Group) Co., Ltd ("New Oriental China") [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 2, 2001
Place of incorporation (or establishment) /operation	PRC
Subsidiaries [Member] | Beijing Decision Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Judgment Education & Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Hewstone Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Pioneer Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 8, 2009
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Boost Caring Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 25, 2010
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Shanghai Smart Words Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 8, 2010
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Smart Wood Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 21, 2011
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Joy Tend Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 31, 2013
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Right Time Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 31, 2013
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Sincerity Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 31, 2013
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing New Oriental Stars Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 11, 2007
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Chao Yang District Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 9, 2007
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Nanjing Yuhuatai District Kindergarten of Stars ("Nanjing Kindergarten") [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 20, 2009
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Elite Concept Holdings Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 3, 2007
Place of incorporation (or establishment) /operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Winner Park Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 9, 2008
Place of incorporation (or establishment) /operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Smart Shine International Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 9, 2008
Place of incorporation (or establishment) /operation	Hong Kong
Legal ownership	100.00%
Schools and Subsidiaries of New Oriental China [Member] | Beijing Haidian District Privately-Funded New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 5, 1993
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai Yangpu District New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 1, 2000
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou Haizhu District Privately-Funded New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 8, 2000
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuhan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 28, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tianjin New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 21, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xi'an Yanta District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 26, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanjing Gulou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 28, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenzhen New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 15, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenyang New Oriental Foreign [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 18, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chongqing New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 15, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chengdu New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 18, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiangyang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 26, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changsha Furong District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jinan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 31, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Taiyuan Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ha'er Bin Nangang District Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 20, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 26, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hangzhou Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 21, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhengzhou Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 19, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhuzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 30, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shijiazhuang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 3, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Suzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 26, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Anshan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hefei New Oriental Foreign Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Kunming Xishan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuxi New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 14, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fuzhou Gulou District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 1, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental North Star Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 26, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanchang Donghu District New Oriental Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 16, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Yichang Wujiagang District Yichang [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 1, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jingzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 10, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Dalian New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 12, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Huangshi New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 17, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ningbo New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 16, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Lanzhou Chenguan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 19, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiamen Siming District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 8, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 5, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanning New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 18, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xuzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 31, 2009
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiangtan Yuhu District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 15, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhenjiang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 19, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Luoyang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 25, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nantong Chongchuan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 28, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jilin Chuanying District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 17, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guiyang Yunyan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 21, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Inner Mongolia Hohhot New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 2, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Foshan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 1, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tangshan Lubei District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Urumqi New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 22, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shiyan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 23, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Tongwen Gaokao Training Education School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 27, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun Tongwen High School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 27, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | China Management Software Institute [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 1, 2012
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Yangzhou Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 6, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Changping New Oriental Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 19, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Cultural Communications Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 16, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood, Bookstore, Audio and Video Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 2, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chengdu New Oriental Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 18, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Chongqing New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 25, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shenyang New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 18, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Guangzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 11, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Wuhan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 16, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xian New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 3, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 28, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanjing New Oriental Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 21, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Tianjin New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 15, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changchun New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 8, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Changsha New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 3, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Haer Bin New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Taiyuan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 12, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Zhengzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 9, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hefei Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 22, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Fuzhou Gulou District Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 26, 2009
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hangzhou Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 25, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Nanchang Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 14, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Kunming Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 21, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Dalian New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 25, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Jinan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 21, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Lanzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 28, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shijiazhuang New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 28, 2009
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Ningbo Haishu New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 31, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Suzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 1, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Qingdao New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 28, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xuzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 29, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Urumqi Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 13, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Luoyang Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 16, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Xiamen New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 8, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Hohhot Dogwood Bookstore And Audiovisual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 7, 2012
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 19, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shanghai Vision Overseas Service Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 24, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Shandong Vision Overseas Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 8, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing Walkite International Travel Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 22, 2012
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Advertisement Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 20, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 11, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and Subsidiaries of New Oriental China [Member] | Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.[Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 1, 2013
Place of incorporation (or establishment) /operation	PRC

Organization and Principal Activities - Balances and Amounts of Company's WFOEs, VIEs and VIEs' subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Non-Variable Interest Entities [Line Items]
Total current assets	$ 1,070,832	$ 895,376
Total assets	1,353,441	1,128,817	863,370
Total current liabilities	489,835	438,303
Total liabilities	496,189	438,415
Net income	136,269	132,688	101,774
Net cash provided by operating activities	283,628	249,304	215,819
Net cash used in investing activities	(237,888)	(143,701)	(198,152)
Net cash provided by financing activities	(70,849)	945	6,432
Beneficial Shareholders [Member]
Non-Variable Interest Entities [Line Items]
Total current assets	624,725	466,827
Total non-current assets	261,416	215,306
Total assets	886,141	682,133
Total current liabilities	462,031	373,581
Total non-current liabilities	6,354	112
Total liabilities	468,385	373,693
Net revenues	951,634	750,384	542,043
Net income	206,413	158,796	131,249
Net cash provided by operating activities	299,821	238,037	156,088
Net cash used in investing activities	(213,403)	(150,401)	(152,840)
Net cash provided by financing activities

Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Receivables [Abstract]
Beginning balance	$ 48	$ 60
Charge during the year	192	52
Written-off	(58)	(64)
Ending balance	$ 182	$ 48

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2013 Minimum [Member]	May 31, 2013 Maximum [Member]	Mar. 31, 2013 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Mar. 31, 2012 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Mar. 31, 2011 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Mar. 31, 2013 Credit Concentration Risk [Member] Accounts Receivable [Member]	Mar. 31, 2012 Credit Concentration Risk [Member] Accounts Receivable [Member]	Mar. 31, 2011 Credit Concentration Risk [Member] Accounts Receivable [Member]	May 31, 2013 Land use rights [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives												50 years
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%	50.00%
Business tax	$ 33,859	$ 26,692	$ 18,966
Total advertising expenses	29,725	28,960	21,376
Government subsidies received	1,196	971	1,028
Aggregate amounts denominated in RMB	$ 415,897	$ 400,183
Concentration risk						10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
May 31, 2013
Transportation equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	10 years
Furniture and education equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	5 years
Computer equipment and software [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	Shorter of the lease term or estimated economic life
Minimum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years

Significant Accounting Policies - Estimated Economic Lives of Intangible Assets (Detail)	12 Months Ended
May 31, 2013
Trademark [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years
License [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years
Student base [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	1 year 9 months

Significant Accounting Policies - Schedule of Available-for-Sale Securities Included in Long Term Investment Measured and Recorded at Fair Value on Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified	May 31, 2013
Assets:
Total	$ 1,000
Alo7 [Member]
Assets:
Long term investment-available for sale securities	1,000
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Assets:
Total
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Alo7 [Member]
Assets:
Long term investment-available for sale securities
Significant Other Observable Inputs Level 2 [Member]
Assets:
Total	1,000
Significant Other Observable Inputs Level 2 [Member] | Alo7 [Member]
Assets:
Long term investment-available for sale securities	1,000
Significant Unobservable Inputs Level 3 [Member]
Assets:
Total
Significant Unobservable Inputs Level 3 [Member] | Alo7 [Member]
Assets:
Long term investment-available for sale securities

Business Acquisition and Deconsolidation of Newave - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Business Acquisition [Line Items]
Business acquisition, total consideration	$ 6,035
Business acquisition, contingent consideration	4,243		0
Total net revenues	959,854	753,195	539,851
Net income (loss)	136,269	132,688	101,774
Refund of Investments in Newave		2,200
(Gain) Loss on deconsolidation/ disposal of subsidiaries		408	(1,537)
Minimum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration settled		0
Maximum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration settled	11,577
Shanghai Huangpu District Newave Education Training Center [Member]
Business Acquisition [Line Items]
Business acquisition, date	Sep 1, 2010
Business acquisition, equity interest	100.00%
Newave [Member]
Business Acquisition [Line Items]
Total net revenues			4,757
Net income (loss)			$ 15

Business Acquisition and Deconsolidation of Newave - Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2013 Student base [Member]	May 31, 2013 License [Member]	May 31, 2013 Newave [Member]	May 31, 2013 Newave [Member] Courseware [Member]	May 31, 2013 Newave [Member] Student base [Member]	May 31, 2013 Newave [Member] License [Member]	May 31, 2013 Newave [Member] Trademark [Member]
Business Acquisition [Line Items]
Cash					$ 72
Other current assets					448
Property and equipment					525
Intangible assets
Intangible assets						9	2,897	7	1,430
Goodwill	3,760	1,798			5,537
Deferred revenue					(2,595)
Other current liabilities					(1,209)
Deferred tax liabilities					(1,086)
Total					$ 6,035
Amortization period									Indefinite
Amortization period			1 year 9 months	20 years		1 year	5 years	3 years

Business Acquisition of China Management Software Institute - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2013
Business Acquisition [Line Items]
Business acquisition, total consideration	$ 6,035
China Management Software Institute [Member]
Business Acquisition [Line Items]
Business acquisition, date	Sep 1, 2012
Business acquisition, equity interest	100.00%
Business acquisition, total consideration	18,000
Business acquisition, present value of consideration	17,455
Business acquisition, cash paid	13,406
Discounted unpaid portion	$ 4,650

Business Acquisition of China Management Software Institute - Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended
	May 31, 2013 Student base [Member]	May 31, 2013 China Management Software Institute [Member]	May 13, 2013 China Management Software Institute [Member] Student base [Member]	May 31, 2013 China Management Software Institute [Member] Student base [Member]	May 13, 2013 Buildings [Member] Minimum [Member] China Management Software Institute [Member]	May 13, 2013 Buildings [Member] Maximum [Member] China Management Software Institute [Member]	May 13, 2013 Property, Plant and Equipment [Member] Minimum [Member] China Management Software Institute [Member]	May 13, 2013 Property, Plant and Equipment [Member] Maximum [Member] China Management Software Institute [Member]	May 13, 2013 Land Use Rights [Member] China Management Software Institute [Member]
Business Acquisition [Line Items]
Cash		$ 68
Other current assets		14
Buildings		16,095
Property, plant and equipment		103
Land use right		1,008
Intangible assets
Intangible assets				110
Goodwill		1,829
Other current liabilities		(45)
Deferred tax liabilities		(1,727)
Total		$ 17,455
Amortization period	1 year 9 months		1 year 9 months		23 years 3 months 18 days	45 years 3 months 18 days	1 year	5 years	38 years 6 months

Disposal of Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 30, 2011 Mingshitang [Member]	May 31, 2011 Tomorrow Oriental [Member]
Discontinued Operations [Line Items]
Percentage of equity interest sold	60.00%	100.00%
Cash consideration	$ 460	$ 1,127
Disposal loss	$ (1,177)	$ (360)

Disposal of Subsidiaries - Schedule of Loss on Disposal on Mingshitang (Detail) (Mingshitang [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Apr. 30, 2011
Mingshitang [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 460
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383
Disposal loss	$ (1,177)

Disposal of Subsidiaries - Schedule of Loss on Disposal on Tomorrow Oriental (Detail) (Tomorrow Oriental [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2011
Tomorrow Oriental [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 1,127
Assets	1,969
Liabilities	(482)
Disposal loss	$ (360)

Discontinued Operation of Elite English - Additional Information (Detail) (Elite English [Member], USD $) In Thousands, unless otherwise specified	Jul. 31, 2012
Elite English [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of assets and liabilities of Elite English	$ 5,500

Discontinued Operation of Elite English - Carrying Amounts of Major Classes of Assets and Liabilities Disposed (Detail) (Elite English [Member], USD $) In Thousands, unless otherwise specified	Jul. 31, 2012
Elite English [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 4,780
Accounts receivable	2,045
Inventory	314
Total current assets	7,139
Property, plant and equipment	2,488
Total assets	9,627
Deferred revenue	9,007
Accrued expense and other current liabilities	620
Total liabilities	$ 9,627

Discontinued Operation of Elite English - Summary of Operating Results from Disposal of Elite English (Detail) (Elite English [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Elite English [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue from discontinued operation	$ 1,445	$ 18,523	$ 18,021
Gain (Loss) on discontinued operations, net of tax	$ (407)	$ (3,228)	$ 1,345

Short-Term Investments - Additional Information (Detail)	12 Months Ended
May 31, 2013
Short Term Investments [Abstract]
Short-term investments stated interest rate minimum	2.30%
Short-term investments stated interest rate maximum	5.40%

Short-Term Investments - Summary of Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Short Term Investments [Abstract]
Held-to-maturity investments	$ 504,952	$ 321,182

Inventory - Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Inventory Disclosure [Abstract]
Course materials in schools	$ 6,583	$ 6,620
Publications in bookstores	15,957	13,454
Inventory	$ 22,540	$ 20,074

Inventory - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Inventory Disclosure [Abstract]
Inventory marked down value	$ 213	$ 449

Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent	$ 25,021	$ 23,646
Advances to suppliers	9,315	12,157
Receivable from the settlement bank for the proceeds of exercise of options	4,931	3,852
Interest receivable	4,642	5,321
Staff advances	3,799	3,082
Rental deposit	2,068	1,184
Prepaid advertising fees	2,011	3,318
Value added taxes recoverable	911	1,139
Prepaid property taxes and other taxes	705	686
Refundable deposit for school construction	216	179
Receivable from disposal of Mingshitang	163	314
Others	5,804	5,668
Prepaid expenses and other current assets	$ 59,586	$ 60,546

Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Intangible assets with finite lives:
Intangible assets	$ 1,172	$ 1,036
Accumulated amortization:
Accumulated amortization	(310)	(203)
Intangible assets	862	833
Trademark [Member]
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	267	257
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	327	315
Accumulated amortization:
Accumulated amortization	(155)	(118)
Intangible assets with indefinite lives, Net	267	257
Intangible assets with definite lives, Net	172	197
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	49	49
Accumulated amortization:
Accumulated amortization	(49)	(49)
Intangible assets with definite lives, Net
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	114
Accumulated amortization:
Accumulated amortization	(49)
Intangible assets with definite lives, Net	65
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Accumulated amortization:
Accumulated amortization	(57)	(36)
Intangible assets with definite lives, Net	$ 358	$ 379

Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Amortization expenses	$ 101	$ 52	$ 529
Future amortization expense year one	119
Future amortization expense year two	53
Future amortization expense year three	53
Future amortization expense year four	53
Future amortization expense year five	21
Future amortization expense thereafter	296
Trademark [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net	172	197
Trademark [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with indefinite life trademark		1,527
Courseware [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net
Courseware [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net		2
Student base [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net	65
Student base [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net		2,630
License [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net	358	379
License [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net		$ 5

Goodwill - Components of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Costs:
Beginning balance	$ 1,798	$ 7,588
Deconsolidation of Newave		(5,820)
Acquisition of CMSI	1,829
Exchange of difference	133	30
Ending balance	3,760	1,798
Accumulated goodwill impairment loss:
Beginning balance
Ending balance
Goodwill, net	$ 3,760	$ 1,798

Property and Equipment - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 369,756	$ 287,251
Less: accumulated depreciation and amortization	(123,690)	(88,255)
Construction in-process	1,196	5,346
Property and equipment, Net	247,262	204,342
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	142,294	118,830
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,548	7,051
Furniture and Education Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,131	50,106
Computer and Broadcast Equipment and Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,796	20,525
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 131,987	$ 90,739

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation and amortization expense	$ 38,984	$ 26,219	$ 16,407

Land Use Rights - Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Real Estate [Abstract]
Land use rights	$ 5,023	$ 3,980
Less: accumulated amortization	(855)	(747)
Exchange differences	374	243
Land use rights, net	$ 4,542	$ 3,476

Land Use Rights - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Land Use Rights [Line Items]
Future amortization expense year one	$ 119
Future amortization expense year two	53
Future amortization expense year three	53
Future amortization expense year four	53
Future amortization expense year five	21
Future amortization expense thereafter	296
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expense	108	87	83
Future amortization expense year one	115
Future amortization expense year two	115
Future amortization expense year three	115
Future amortization expense year four	115
Future amortization expense year five	115
Future amortization expense thereafter	$ 3,967

Long Term Investment - Schedule of Long Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 8,267	$ 2,002
Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2,000
Cost Method Investments [Member] | Talent Boom Group Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2	2
Cost Method Investments [Member] | Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2,000	2,000
Equity Method Investments [Member] | Consulting Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	5,265
Available for Sale Securities Investment [Member] | Alo7.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 1,000

Long Term Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013 Talent Boom Group Ltd [Member]	May 31, 2013 Dajie.com Ltd [Member]	Mar. 05, 2012 Alo7 [Member]	Jul. 01, 2012 Alo7 [Member]	May 31, 2013 MaxEn [Member]
Investment [Line Items]
Equity share in subscription agreement			20.00%	5.00%
Investment in subscription agreement	$ 8,267	$ 2,002		$ 2,000	$ 1,000		$ 5,265
Noncontrolling interest, equity ownership percentage						3.00%
Cash consideration for long term investment in MaxEn	6,500						6,500
Investment in self-developed technologies							2,780
Book value of investment in MaxEn							$ 0
Equity ownership interest							65.00%

Long Term Investment - Long term Investment in MaxEn (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Schedule of Equity Method Investments [Line Items]
Cash consideration for long term investment in MaxEn	$ 6,500
Long term investments in MaxEn	8,267	2,002
MaxEn [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration for long term investment in MaxEn	6,500
Share of loss recognized during the year	(1,427)
Exchange difference	192
Long term investments in MaxEn	$ 5,265

Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule Of Other Liabilities [Line Items]
Accrued payroll	$ 64,539	$ 51,537
Refundable incidental expenses received from students	9,735	8,338
Payable for purchase of property and equipment	7,652	7,069
Individual taxes withholding	8,887	5,060
Share repurchase payable	4,622
Royalty fees payable	4,419	1,771
Amounts reimbursable to employees	3,476	3,747
Rent payable	3,337	3,279
Accrued advertising fees	2,912	2,314
Refundable deposit	2,868	2,157
Welfare payable	2,221	1,952
Accrued professional service fees	1,968	1,140
Other taxes payable	1,789	897
Value added taxes payable	978	796
Acquisition payable for CMSI	4,650
Others	4,670	4,077
Total	131,499	99,773
China Management Software Institute [Member]
Schedule Of Other Liabilities [Line Items]
Acquisition payable for CMSI	132
Business Taxes Payable [Member]
Schedule Of Other Liabilities [Line Items]
Other taxes payable	$ 7,294	$ 5,639

Share-Based Compensation - Summary of Share Options and Non-Vested Equity Shares ("NES") (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 10.33
Share options and non-vested equity shares granted to date	2,165,525	811,020
Share options and non-vested equity shares granted to date		3,060,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	15,826,000
Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	7,208,841
February 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 1
Exercise price	$ 2.02
Share options and non-vested equity shares granted to date	7,099,500
July 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 1.15
Exercise price	$ 2.38
Share options and non-vested equity shares granted to date	1,620,000
September 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 2.38
Exercise price	$ 3.75
Share options and non-vested equity shares granted to date	100,000
March 2007 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 4.09
Exercise price	$ 8.75
Share options and non-vested equity shares granted to date	3,946,500
January 2012 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 10.33
Exercise price	$ 12.19
Share options and non-vested equity shares granted to date	3,060,000
January 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	$ 12.75
Fair value of common shares	$ 12.75
Share options and non-vested equity shares granted to date	2,720,000
March 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	14
Fair value of common shares	$ 14
Share options and non-vested equity shares granted to date	152,000
July 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	13.75
Fair value of common shares	$ 13.75
Share options and non-vested equity shares granted to date	278,500
October 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.65
Fair value of common shares	$ 12.65
Share options and non-vested equity shares granted to date	3,200
May 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.75
Fair value of common shares	$ 12.75
Share options and non-vested equity shares granted to date	205,548
June 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	15.13
Fair value of common shares	$ 15.13
Share options and non-vested equity shares granted to date	316,200
May 2010 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	21.75
Fair value of common shares	$ 21.75
Share options and non-vested equity shares granted to date	556,848
June 2011 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	25.11
Fair value of common shares	$ 25.11
Share options and non-vested equity shares granted to date	811,020
July 2012 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.19
Fair value of common shares	$ 12.19
Share options and non-vested equity shares granted to date	1,956,935
May 2013 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	$ 20.33
Fair value of common shares	$ 20.33
Share options and non-vested equity shares granted to date	208,590

Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended													12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	Jan. 01, 2008	Jan. 31, 2007	Jan. 31, 2006	May 31, 2013 July 2012 [Member]	May 31, 2013 May 2013 [Member]	May 31, 2012 Non Vested Equity Shares Granted, In June 2009 [Member]	May 31, 2012 Non Vested Equity Shares Granted, In May 2010 [Member]	May 31, 2012 June 2011 [Member]	May 31, 2013 Non Vested Equity Shares [Member]	Jan. 31, 2011 Non Vested Equity Shares [Member]	Mar. 31, 2009 Non Vested Equity Shares [Member]	Oct. 31, 2008 Non Vested Equity Shares [Member]	Oct. 31, 2007 Non Vested Equity Shares [Member]	Feb. 28, 2007 Non Vested Equity Shares [Member]	May 31, 2013 Non Vested Equity Shares [Member] July 2012 [Member]	May 31, 2013 Non Vested Equity Shares [Member] May 2013 [Member]	May 31, 2013 Unvested Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer												16,000,000	3,000,000	4,000,000	3,000,000	2,000,000	4,000,000
Common shares issued to employees and non-employees upon the exercise of their share options	10,187,143
Common shares issued to employees upon the vesting of their shares	4,714,486
Common shares for future issuance	1,098,371
Options to purchase shares						8,000,000
Incremental common shares for grant				5,000,000	5,000,000
Common shares to add on the first business day from 2009	3,000,000
Minimum percentage of shares to be added from 2009	2.00%
Additional shares granted	2,000,000
Minimum percentage for exercise price of option	100.00%
Share-based compensation	$ 27,242	$ 24,125	$ 15,045
Value of options exercised	7,486	4,121	25,114
Granted	$ 10.33																	$ 12.19	$ 20.33
Total unrecognized compensation expense																				16,412
Weighted-average period of recognition												1 year 9 months 7 days								1 year 7 months 17 days
NES grant to employees							1,956,935	208,590	316,200	556,848	811,020
Granted shares vested date							May 31, 2015	May 31, 2014	Aug 30, 2010	Jun 30, 2015	May 31, 2014
Total unrecognized compensation cost related to NES												17,933
The weighted average grant date fair value of NES	$ 12.97	$ 25.11
Total fair value of shares vested	$ 16,709

Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance	5,136,297	2,255,492	3,492,992
Granted		3,060,000
Granted		$ 12.19
Granted
Exercised	(734,048)	(179,195)	(1,235,700)
Forfeited	(765,000)		(1,800)
Ending Balance	3,637,249	5,136,297	2,255,492
Beginning Balance	$ 15.34	$ 5.44	$ 5.4
Options vested and expect to vest at May 31, 2013	3,516,436
Options exercisable at May 31, 2013	2,209,249
Exercised	$ 7.81	$ 4.41	$ 5.33
Forfeited	$ 12.91		$ 2.02
Ending Balance	$ 9.27	$ 15.34	$ 5.44
Options outstanding, Beginning balance	7 years 5 months 5 days
Options vested and expect to vest at May 31, 2013	$ 9.17
Options outstanding		5 years 2 months 12 days	6 years 2 months 19 days
Options outstanding, Ending balance	6 years 4 months 21 days	7 years 5 months 5 days
Options exercisable at May 31, 2013	$ 7.38
Options vested and expect to vest at May 31, 2013	6 years 3 months 22 days
Options exercisable at May 31, 2013	4 years 11 months 12 days
Options outstanding, Beginning balance	57,371	53,046	61,200
Exercised
Forfeited
Options outstanding, Ending Balance	47,503	57,371	53,046
Options vested and expect to vest at May 31, 2013	46,278
Options exercisable at May 31, 2013	$ 33,023

Share-Based Compensation - Assumptions Used to Estimate Fair Value of Share Options Granted (Detail) (USD $)	12 Months Ended
May 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate of return	1.83%
Volatility	56.00%
Dividend yield	0.00%
Fair value of the underlying ordinary shares	$ 10.33
Exercise price	$ 12.19
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	Jan 17, 2017
Life of option (years)	5 years
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

Share-Based Compensation - Summary of Status of NES and its Changes (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Equity [Abstract]
NES outstanding at June 1, 2010	521,000	1,103,368	2,052,808
Granted	2,165,525	811,020
Vested	(1,054,962)	(1,353,548)	(914,080)
Forfeited	(120,593)	(39,840)	(35,360)
NES outstanding at May 31, 2011	1,510,970	521,000	1,103,368	2,052,808
NES vested and expect to vest at May 31, 2013	1,410,270
Granted	$ 12.97	$ 25.11
Vested	$ 15.84	$ 20.35	$ 13.61
Forfeited	$ 14.4	$ 24.25	$ 19.93
NES outstanding at June 1, 2010	$ 13.45	$ 20.47	$ 17.05	$ 15.57
NES vested and expect to vest at May 31, 2013	$ 13.47

Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Current:
PRC	$ 18,985	$ 14,027	$ 9,390
Deferred:
PRC	(3,630)	(3,255)	(1,154)
Total provision for income taxes	$ 15,355	$ 10,772	$ 8,236

Income Taxes - Additional Information (Detail)	12 Months Ended							12 Months Ended
	May 31, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	May 31, 2013 Minimum [Member] USD ($)	May 31, 2013 Minimum [Member] CNY	May 31, 2012 Minimum [Member] USD ($)	May 31, 2012 Maximum [Member] USD ($)	May 31, 2013 High and new tech enterprise (HNTE) [Member]	May 31, 2013 High and new tech enterprise (HNTE) [Member] After tax reduction [Member]	May 31, 2013 Newly established software enterprise (NESE) [Member]	May 31, 2013 January 2008 onwards [Member]	May 31, 2013 January 2008 onwards [Member] High and new tech enterprise (HNTE) [Member] Before tax reduction [Member]	May 31, 2013 Peoples Republic of China Entities [Member]	May 31, 2013 Hong Kong [Member] USD ($)	May 31, 2012 Hong Kong [Member] USD ($)	May 31, 2011 Hong Kong [Member] USD ($)
Income Taxes [Line Items]
Income tax rate	10.01%	7.51%	7.50%						7.50%		25.00%	15.00%	25.00%	16.50%
Foreign income tax expense														$ 10,000	$ 11,000	$ 300,000
Preferential tax rate								15.00%		12.50%
Tax holiday year								3 years		2 years
Income tax holiday, description										Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Valuation allowance	4,205,000	5,344,000				1,422,000	5,924,000
Net operating loss	29,978,000
Net operating loss expiration dates	May 31, 2014 to May 31, 2018
Increase of income tax expense	32,489,000	34,416,000	24,842,000
Decrease in basic net income per share	$ 0.21	$ 0.22	$ 0.16
Decrease in diluted net income per share	$ 0.21	$ 0.22	$ 0.16
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors	10.00%
Aggregate undistributed earnings available for distribution	602,377,000	483,100,000
Underpayment of tax liability				$ 16,000	100,000

Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Current deferred tax assets
Allowance doubtful accounts	$ 73	$ 49
Accrued expenses	9,249	7,847
Total current deferred tax assets	9,322	7,896
Less: valuation allowance	(297)	(580)
Current deferred tax assets, net	9,025	7,316
Non-current deferred tax assets
Net operating loss carry-forwards	7,358	6,581
Pre-operating expenses		1
Total non-current deferred tax assets	7,358	6,582
Less: valuation allowance	(4,205)	(5,344)
Non-current deferred tax assets, net	3,153	1,238
Non-current deferred tax liabilities
Acquired of non current assets	(1,836)	(112)
Total non-current deferred tax liabilities	$ (1,836)	$ (112)

Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	8.70%	3.58%	5.99%
Effect of differential tax rate other than tax holiday	(1.58%)	0.11%	(0.83%)
Effect of tax holiday	(21.18%)	(23.99%)	(22.63%)
Changes in valuation allowance	(0.93%)	2.81%	(0.03%)
Total provision for income taxes	10.01%	7.51%	7.50%

Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Earnings Per Share [Abstract]
Net income on continuing operation	$ 136,676	$ 135,916	$ 100,194
Net income on discontinued operation	(407)	(3,228)	1,345
Net income attributable to New Oriental Education & Technology Group Inc.	$ 136,269	$ 132,688	$ 101,774
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	155,762,959	154,627,784	153,253,065
Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,060,833	2,244,657	2,818,768
Weighted average common shares outstanding used in computing diluted net income per share	157,823,792	156,872,441	156,071,833
Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	$ 0.88	$ 0.88	$ 0.65
- Diluted	$ 0.87	$ 0.87	$ 0.64
Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	$ 0	$ (0.02)	$ 0.01
- Diluted	$ 0	$ (0.02)	$ 0.01

Net Income Per Share - Additional Information (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Earnings Per Share [Abstract]
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares	16,000,000
Common shares issued to employees and non-employees	14,901,629
Common shares reserved for future issuance excluded in computing basic and diluted net income per share	1,098,371
Employee stock options excluded from the dilutive share calculation	2,169,000	3,060,000	0
Treasury shares excluded in computing basic and diluted net income per share	1,683,400

Related Party Transaction - Balances and Transaction with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties - non current	$ 904	$ 1,449
Amounts due from related parties - current	2,372
Amounts due to related parties - current	1,101	164
Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Rental expense	4,276	722
Metropolis Holding China Limited [Member] | Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	904	1,449
Amounts due from related parties - current	361
Amounts due to related parties - current	13	164
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	2,011
Amounts due to related parties - current	$ 1,088

Related Party Transaction - Balances and Transaction with Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties-non current	$ 904	$ 1,449
Amounts due from related parties-current	2,372
Amounts due to related parties-current	1,101	164
Metropolis Holding China Limited [Member] | Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-non current	904	1,449
Amounts due from related parties-current	361
Amounts due to related parties-current	13	164
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-current	2,011
Amounts due to related parties-current	$ 1,088

Commitments and Contingencies - Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 113,406
2015	107,095
2016	95,447
2017	57,961
2018	39,423
Thereafter	51,735
Operating Leases, Future Minimum Payments Due, Total	$ 465,067

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2012 Claim	Aug. 31, 2012 Claim	May 31, 2013 Plaintiff Claim	May 31, 2012	May 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Rent expenses for cancelable and non-cancelable leases			$ 137,046	$ 107,384	$ 73,509
Number of federal securities class actions filed		4
Number of federal securities class actions dismissed	1
Number of federal securities class actions pending			3
Number of plaintiff currently pending			1

Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction Contracts (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013
Capital Lease Obligations [Line Items]
Capital commitment	$ 1,579
Purchase of property and equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	1,027
Leasehold improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 552

Segment Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of operating segments	6
Sales Revenue, Segment [Member] | Product Concentration Risk [Member]
Segment Reporting Information [Line Items]
Quantitative threshold	10.00%

Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 959,854	$ 753,195	$ 539,851
Operating costs and expenses:
Cost of revenues	(384,177)	(293,063)	(213,779)
Selling and marketing	(142,098)	(113,568)	(81,954)
General and administrative	(311,014)	(226,404)	(148,409)
Total operating costs and expenses	(837,289)	(633,035)	(445,679)
OPERATING INCOME	122,565	120,160	94,172
Total assets	1,353,441	1,128,817	863,370
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	959,854	753,195	539,851
Operating costs and expenses:
Cost of revenues	(384,177)	(292,848)	(212,878)
Selling and marketing	(125,446)	(97,880)	(75,583)
General and administrative	(232,804)	(169,815)	(112,206)
Unallocated corporate expenses	(94,862)	(72,492)	(43,475)
Total operating costs and expenses	(837,289)	(633,035)	(444,142)
Loss on disposal of subsidiaries			(1,537)
OPERATING INCOME	122,565	120,160	94,172
Segment assets	824,901	648,563	436,246
Unallocated corporate assets	528,540	480,254	427,124
Language Training and Test Preparation Course [Member]
Operating costs and expenses:
Total assets	544,669	436,403	312,198
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	818,550	644,981	467,542
Operating costs and expenses:
Cost of revenues	(328,663)	(245,169)	(182,528)
Selling and marketing	(96,064)	(77,064)	(61,477)
General and administrative	(198,718)	(149,316)	(97,389)
Total operating costs and expenses	(623,445)	(471,549)	(341,394)
OPERATING INCOME	195,105	173,432	126,148
Segment assets	544,669	436,403	312,198
Unallocated corporate assets
Primary and Secondary Education [Member]
Operating costs and expenses:
Total assets	59,791	52,839	47,821
Primary and Secondary Education [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	20,712	17,757	13,766
Operating costs and expenses:
Cost of revenues	(8,396)	(8,160)	(6,398)
Selling and marketing	(1,712)	(1,335)	(637)
General and administrative	(6,648)	(5,532)	(4,145)
Total operating costs and expenses	(16,756)	(15,027)	(11,180)
OPERATING INCOME	3,956	2,730	2,586
Segment assets	59,791	52,839	47,821
Unallocated corporate assets
Corporate and Others [Member]
Operating costs and expenses:
Total assets	220,441	159,321	76,227
Corporate and Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	120,592	90,457	58,543
Operating costs and expenses:
Cost of revenues	(47,118)	(39,519)	(23,952)
Selling and marketing	(27,670)	(19,481)	(13,469)
General and administrative	(27,438)	(14,967)	(10,672)
Total operating costs and expenses	(102,226)	(73,967)	(48,093)
OPERATING INCOME	18,366	16,490	10,450
Segment assets	220,441	159,321	76,227
Unallocated corporate assets

Mainland China Contribution Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Compensation And Retirement Disclosure [Abstract]
Contributions for employee benefits	$ 42,097	$ 27,744	$ 16,865

Statutory Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 524
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	22,470	69,149	3,097
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	21,946	71,602
Development fund [Member] | Prior years [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves		$ 57,377

Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Restricted Net Assets [Line Items]
Restricted net assets	$ 209,094	$ 177,194
Variable interest entities (VIE) [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	162,551	135,517
Wholly owned subsidiaries [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 46,543	$ 41,677

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	May 31, 2012	Jul. 23, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Special cash dividend declared per share	$ 0.3	$ 0.35
Dividend payable date		Oct 7, 2013
Aggregate amount of cash dividends to be paid	$ 50,000	$ 54,000
Shareholdings record date		Sep 6, 2013

Condensed Financial Information of Parent Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Current assets:
Cash and cash equivalents	$ 417,166	$ 428,261	$ 317,260	$ 281,104
Amounts due from related parties	2,372
Total current assets	1,070,832	895,376
Long term investment	8,267	2,002
Total assets	1,353,441	1,128,817	863,370
Current liabilities:
Accrued expenses and other current liabilities	131,499	99,773
Amounts due to related parties	1,101	164
Total current liabilities	489,835	438,303
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,573	1,555
Treasury stock	17
Additional paid-in capital	164,336	161,485
Retained earnings	500,770	386,971
Accumulated other comprehensive income	82,867	55,138
Total equity	857,252	690,402
Total liabilities and equity	1,353,441	1,128,817
Parent Company [Member]
Current assets:
Cash and cash equivalents	28,653	62,994	53,887	51,728
Prepaid expense and other current assets	5,656	6,598
Amounts due from related parties	24,909	28,644
Total current assets	59,218	98,236
Long term investment	3,000	2,000
Investments in subsidiaries and VIE	841,832	645,675
Total assets	904,050	745,911
Current liabilities:
Accrued expenses and other current liabilities	12,051	3,447
Amounts due to related parties	34,747	2,062
Dividend payable		50,000
Total current liabilities	46,798	55,509
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,573	1,555
Treasury stock	(17)
Additional paid-in capital	164,336	161,485
Retained earnings	608,493	472,224
Accumulated other comprehensive income	82,867	55,138
Total equity	857,252	690,402
Total liabilities and equity	$ 904,050	$ 745,911

Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	May 31, 2013	May 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	156,695,987	158,379,387
Common stock, shares outstanding	156,695,987	158,379,387
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	156,695,987	158,379,387
Common stock, shares outstanding	156,695,987	158,379,387

Condensed Financial Information of Parent Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Operating costs and expenses:
General and administrative	$ 311,014	$ 226,404	$ 148,409
Total operating costs and expenses	837,289	633,035	445,679
Operating loss	122,565	120,160	94,172
Interest income	30,121	25,488	13,017
Equity in earnings of subsidiaries and VIE	1,427
Net income attributable to New Oriental Education & Technology Group Inc.	136,269	132,688	101,774
Parent Company [Member]
Operating costs and expenses:
General and administrative	32,208	24,477	15,413
Total operating costs and expenses	32,208	24,477	15,413
Operating loss	(32,208)	(24,477)	(15,413)
Other income (expenses)		147
Interest income	49	422	241
Equity in earnings of subsidiaries and VIE	168,428	156,596	116,946
Net income attributable to New Oriental Education & Technology Group Inc.	$ 136,269	$ 132,688	$ 101,774

Condensed Financial Information of Parent Company Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 136,269	$ 132,688	$ 101,539
Other comprehensive income, net of tax Foreign currency translation adjustment	27,729	8,576	23,250
Other comprehensive income	27,729	8,576	23,250
Comprehensive income	163,998	141,264	124,789
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	163,998	141,264	125,024
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	136,269	132,688	101,774
Other comprehensive income, net of tax Foreign currency translation adjustment	27,729	8,576	23,250
Other comprehensive income	27,729	8,576	23,250
Comprehensive income	163,998	141,264	125,024
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$ 163,998	$ 141,264	$ 125,024

Condensed Financial Information of Parent Company - Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012	May 31, 2011
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 690,402		$ 574,223	$ 427,578
Beginning Balance, shares	158,379,387
Issuance of ADS shares for the exercises of employee share options	5,733		790	6,587
Share based compensation expense	27,242		24,125	15,045
Share repurchase	(33,133)	[1]
Net income	136,269		132,688	101,539
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	857,252		690,402	574,223
Ending Balance, shares	156,695,987		158,379,387
Common shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,555		1,540	1,518
Beginning Balance, shares	158,379,387		158,379,387	155,379,387
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares				3,000,000
Issuance of ADS shares for the exercises of employee share options	7		2	13
Non-vested equity shares vested	11		13	9
Share repurchase, shares	(1,683,400)	[1]
Ending Balance	1,573		1,555	1,540
Ending Balance, shares	156,695,987		158,379,387	158,379,387
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	161,485		186,585	164,975
Issuance of ADS shares for the exercises of employee share options	5,726		788	6,574
Non-vested equity shares vested	(11)		(13)	(9)
Share based compensation expense	27,242		24,125	15,045
Share repurchase	(33,116)	[1]
Ending Balance	164,336		161,485	186,585
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase	(17)	[1]
Ending Balance	(17)
Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	386,971		323,432	224,755
Net income	136,269		132,688	101,774
Ending Balance	500,770		386,971	323,432
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	55,138		46,562	23,312
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	82,867		55,138	46,562
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	158,379,387
Share based compensation expense	27,242		24,125	15,045
Net income	136,269		132,688	101,774
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance, shares	156,695,987		158,379,387
Parent Company [Member] | Common shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,555		1,540	1,518
Beginning Balance, shares	158,379,387		158,379,387	155,379,387
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares				3,000,000
Issuance of ADS shares for the exercises of employee share options	7		2	13
Non-vested equity shares vested	11		13	9
Share repurchase, shares	(1,683,400)
Ending Balance	1,573		1,555	1,540
Ending Balance, shares	156,695,987		158,379,387	158,379,387
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	161,485		186,585	164,975
Issuance of ADS shares for the exercises of employee share options	5,726		788	6,574
Non-vested equity shares vested	(11)		(13)	(9)
Share based compensation expense	27,242		24,125	15,045
Dividend declared	3,010
Share repurchase	(33,116)
Profit appropriation			(50,000)
Ending Balance	164,336		161,485	186,585
Parent Company [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase	(17)
Ending Balance	(17)
Parent Company [Member] | Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	472,224		339,536	237,762
Net income	136,269		132,688	101,774
Ending Balance	608,493		472,224	339,536
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	55,138		46,562	23,312
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	82,867		55,138	46,562
Parent Company [Member] | Total comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	690,402		574,223	427,567
Issuance of ADS shares for the exercises of employee share options	5,733		790	6,587
Share based compensation expense	27,242		24,125	15,045
Dividend declared	3,010
Share repurchase	(33,133)
Profit appropriation			(50,000)
Net income	136,269		132,688	101,774
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	$ 857,252		$ 690,402	$ 574,223

[1]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.

Condensed Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Cash flows from operating activities:
Net income	$ 136,269	$ 132,688	$ 101,539
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(1,427)
Share-based compensation expense	27,242	24,125	15,045
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,846)	23,672	10,012
Accrued expenses and other current liabilities	22,047	28,395	19,749
Amounts due from/to related parties	912	164	(14)
Net cash provided by (used in) operating activities	283,628	249,304	215,819
Cash flows from investing activities
Net cash used in investing activities	(237,888)	(143,701)	(198,152)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	4,652	945	6,432
Cash paid for shares repurchase	(28,511)
Cash paid for dividend	(46,990)
Net cash provided by (used in) financing activities	(70,849)	945	6,432
Net decrease in cash and cash equivalents	(11,095)	111,001	36,156
Cash and cash equivalents at beginning of year	428,261	317,260	281,104
Cash and cash equivalents at end of year	417,166	428,261	317,260
Parent Company [Member]
Cash flows from operating activities:
Net income	136,269	132,688	101,774
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(168,428)	(156,596)	(116,946)
Share-based compensation expense	27,242	24,125	15,045
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(91)	(6,412)	(31)
Accrued expenses and other current liabilities	4,015	3,117	303
Amounts due from/to related parties	(4,950)	(1,760)	(1,418)
Net cash provided by (used in) operating activities	(5,943)	(4,838)	(1,273)
Cash flows from investing activities
Loan to related parties	(1,630)		(3,000)
Repayment from related parties		16,000
Net cash used in investing activities	(1,630)	13,000	(3,000)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	5,733	945	6,432
Loan from related parties	43,000
Cash paid for shares repurchase	(28,511)
Cash paid for dividend	(46,990)
Net cash provided by (used in) financing activities	(26,768)	945	6,432
Net decrease in cash and cash equivalents	(34,341)	9,107	2,159
Cash and cash equivalents at beginning of year	62,994	53,887	51,728
Cash and cash equivalents at end of year	28,653	62,994	53,887
Parent Company [Member] | Dajie.com Ltd [Member]
Cash flows from investing activities
Long term investment		(2,000)
Parent Company [Member] | Alo7 [Member]
Cash flows from investing activities
Long term investment		$ (1,000)

Related Party Transactions - Related Party Balances (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Amount due from related parties:
Subtotal of amount due from related parties	$ 2,372
Amount due to related parties:
Subtotal of amount due to related parties	1,101	164
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	24,909	28,644
Amount due to related parties:
Subtotal of amount due to related parties	34,747	2,062
Parent Company [Member] | Beijing Judgment [Member]
Amount due from related parties:
Subtotal of amount due from related parties	7,257	7,328
Parent Company [Member] | Beijing Hewstone [Member]
Amount due from related parties:
Subtotal of amount due from related parties	2,780	2,807
Parent Company [Member] | Beijing Decision [Member]
Amount due from related parties:
Subtotal of amount due from related parties	4,232	4,271
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	11	10
Parent Company [Member] | Smart Shine [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,511	8,510
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties		5,718
Amount due to related parties:
Subtotal of amount due to related parties	34,747
Parent Company [Member] | New Oriental China [Member]
Amount due from related parties:
Subtotal of amount due from related parties	2,118
Amount due to related parties:
Subtotal of amount due to related parties		$ 2,062